    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 1996


                                                    REGISTRATION NOS.:  811-2575
                                                                         2-53856
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 33                      /X/
                                     AND/OR
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 /X/
                                AMENDMENT NO. 23                             /X/

                              -------------------

                               DEAN WITTER LIQUID
                                ASSET FUND INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                              SHELDON CURTIS, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
           ___ immediately upon filing pursuant to paragraph (b)
           _X_ on October 18, 1996 pursuant to paragraph (b)
           ___ 60 days after filing pursuant to paragraph (a)
           ___ on (date) pursuant to paragraph (a) of rule 485.

    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A) (1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT HAS FILED THE RULE 24F-2 NOTICE, FOR ITS FISCAL YEAR ENDED AUGUST 31, 1996, WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 1996.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       DEAN WITTER LIQUID ASSET FUND INC.

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------
PART A                                                                       PROSPECTUS
 1.  .........................................  Cover Page
 2.  .........................................  Prospectus Summary; Summary of Fund Expenses
 3.  .........................................  Financial Highlights; Dividends, Distributions and Taxes
 4.  .........................................  Cover Page; Prospectus Summary; Investment Objectives and Policies;
                                                 The Fund and Its Management; Investment Restrictions
 5.  .........................................  The Fund and Its Management; Back Cover; Investment Objectives and
                                                 Policies
 6.  .........................................  Dividends, Distributions and Taxes; Additional Information
 7.  .........................................  Purchase of Fund Shares; Shareholder Services; Prospectus Summary
 8.  .........................................  Redemption of Fund Shares; Shareholder Services
 9.  .........................................  Not Applicable

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION
10.  .........................................  Cover Page
11.  .........................................  Table of Contents
12.  .........................................  The Fund and Its Management
13.  .........................................  Investment Practices and Policies; Investment Restrictions; Portfolio
                                                 Transactions and Brokerage
14.  .........................................  The Fund and Its Management; Directors and Officers
15.  .........................................  Directors and Officers
16.  .........................................  The Fund and Its Management; Purchase of Fund Shares; Custodian and
                                                 Transfer Agent; Independent Accountants
17.  .........................................  Portfolio Transactions and Brokerage
18.  .........................................  Description of Common Stock
19.  .........................................  Purchase of Fund Shares; Redemption of Fund Shares
20.  .........................................  Dividends, Distributions and Taxes
21.  .........................................  Purchase of Fund Shares
22.  .........................................  Dividends, Distributions and Taxes
23.  .........................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

               PROSPECTUS

               OCTOBER 18, 1996


               Dean Witter Liquid Asset Fund Inc. (the "Fund") is a no-load, open-end diversified management investment company investing in the following money market instruments: United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, high grade commercial paper, certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions having total assets of less than $1 billion which are fully federally insured as to principal (the interest may not be insured) and high grade corporate obligations maturing in thirteen months or less. The Fund has a 12b-1 Plan (see below). The investment objectives of the Fund are high current income, preservation of capital and liquidity (see "Investment Objectives and Policies").

               AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

               In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Dean Witter Distributors Inc., the Fund is authorized to reimburse for specific expenses incurred in promoting the distribution of the Fund's shares. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Fund.


               This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated October 18, 1996, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at its address or at one of its telephone numbers listed on this cover page. The Statement of Additional Information is incorporated herein by reference.


Minimum initial investment ......  $5,000
Minimum additional investment....  $ 100

Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048
                               TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/3
Financial Highlights/3
The Fund and its Management/4
Investment Objectives and Policies/4
Investment Restrictions/6
Purchase of Fund Shares/7
Shareholder Services/9
Redemption of Fund Shares/12
Dividends, Distributions and Taxes/13
Additional Information/14
Report of Independent Accountants/16
Financial Statements -- August 31, 1996/17


  For information about the Fund, including information on opening an account, registration of shares, and other information relating to a specific account, call:


  - 800-869-NEWS (toll-free) or


  - 212-392-2550

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Dean Witter Distributors Inc.
                    Distributor

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

The Fund An open-end diversified management investment company investing in money market instruments.

--------------------------------------------------------------------------------

Shares Offered   Common Stock (see page 14).

--------------------------------------------------------------------------------

Purchase         Investments may be made:
of Shares        - By wire
                 - By mail
                 - By EasyInvest-SM-
                 - Through Dean Witter Reynolds Inc. account executives and other Selected Broker-Dealers.
                 Purchases are at net asset value, without a sales charge.
                 Minimum initial investment: $5,000. Subsequent investments:
                 $100 or more (by wire or by mail), $1,000 or more (through account executives) or $100 to $5,000 (by EasyInvest).
                 Orders for purchase of shares are effective on day of receipt of payment in Federal Funds if payment is received by the Fund's transfer agent before 12:00 noon New York time (see page 7).

--------------------------------------------------------------------------------

Investment       High current income, preservation of capital and liquidity
Objectives       (see page 4).

--------------------------------------------------------------------------------

Authorized       Money market instruments (see page 4):
Investments      - United States Government securities
                 - Obligations of U.S. regulated banks having assets of $1 billion or more
                 - High grade commercial paper
                 - High grade corporate obligations maturing in thirteen months or less
                 - Certificates of deposit of savings banks and savings and loan associations having assets of $1 billion or more
                 - Certificates of deposit of $100,000 or less, of U.S.
                 regulated banks and savings
                 institutions, having total assets of less than $1 billion, which are fully federally insured as to principal. The interest may not be insured.
                 - Repurchase agreements and reverse repurchase agreements (see pages 5 and 6).

--------------------------------------------------------------------------------


Investment       Dean Witter InterCapital Inc., the Investment Manager of the
Manager          Fund, and its wholly-owned subsidiary, Dean Witter Services
                 Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of approximately $86.5 billion at September 30, 1996 (see page
                 4).

--------------------------------------------------------------------------------


Management       Monthly fee at an annual rate of 0.50% of average daily net
Fee              assets up to $500 million, scaled down at various levels of net assets to 0.248% on assets over $17.5 billion (see page
                 4).

--------------------------------------------------------------------------------

Distributor      Dean Witter Distributors Inc. (the "Distributor") sells shares of the Fund through Dean Witter Reynolds Inc. and other
                 Selected Broker-Dealers pursuant to selected dealer agreements. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1 Distribution Plan, the Distributor receives no distribution fees (see page 8).

--------------------------------------------------------------------------------

Plan of          The Fund is authorized to reimburse specific expenses incurred
Distribution     in promoting the distribution of the Fund's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule
                 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page 8).

--------------------------------------------------------------------------------

Dividends        Declared and automatically reinvested daily in additional
                 shares; cash payments of dividends available monthly (see page
                 13).

--------------------------------------------------------------------------------

Reports Individual periodic account statements; annual and semi-annual Fund financial statements.

--------------------------------------------------------------------------------

Redemption       Shares are redeemable at net asset value without any charge
                 (see page 12):
of Shares        - By check
                 - By telephone or wire instructions, with proceeds wired or mailed to a predesignated bank account.
                 - By mail
                 A shareholder's account is subject to possible involuntary redemption if its value falls below $1,000 (see page 13).

--------------------------------------------------------------------------------

Risks The Fund's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more and certificates of deposit which are fully federally insured as to principal; consequently, the portfolio securities of the Fund are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion of "Repurchase Agreements" and "Reverse Repurchase Agreements" (see page 5) concerning any risk associated with such portfolio securities and management techniques.

--------------------------------------------------------------------------------

 THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
                          ELSEWHERE IN THE PROSPECTUS
                AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are for the fiscal year ended August 31, 1996.



SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases.............................   None
Maximum Sales Charge Imposed on Reinvested Dividends..................   None
Deferred Sales Charge.................................................   None
Redemption Fees.......................................................   None
Exchange Fee..........................................................   None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
Management Fees.......................................................  0.28%
12b-1 Fees............................................................  0.10%
Other Expenses........................................................  0.25%
Total Fund Operating Expenses.........................................  0.63%


EXAMPLE                                                       1 year   3 years   5 years   10 years
------------------------------------------------------------  ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
 of each time period:.......................................    $6       $20       $35       $78

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares" and "Shareholder Services."
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of capital stock outstanding throughout each year have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 16.

                                                              FOR THE YEAR ENDED AUGUST 31,
                               --------------------------------------------------------------------------------------------
                                 1996     1995     1994     1993      1992      1991      1990     1989     1988     1987
                               --------  -------  -------  -------  --------  --------  --------  -------  -------  -------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period.......................    $1.00    $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00    $1.00    $1.00
                               --------  -------  -------  -------  --------  --------  --------  -------  -------  -------
Net investment income.........    0.050    0.053    0.030    0.027     0.040     0.064     0.079    0.086    0.068    0.057
Less dividends from net
 investment income............   (0.050)  (0.053)  (0.030)  (0.027)   (0.040)   (0.064)   (0.079)  (0.086)  (0.068)  (0.057)
                               --------  -------  -------  -------  --------  --------  --------  -------  -------  -------
Net asset value, end of
 period.......................    $1.00    $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00    $1.00    $1.00
                               --------  -------  -------  -------  --------  --------  --------  -------  -------  -------
                               --------  -------  -------  -------  --------  --------  --------  -------  -------  -------
TOTAL INVESTMENT RETURN+......     5.15%    5.41%    3.07%    2.72%     4.10%     6.61%     8.27%    8.96%    7.01%    5.93%
RATIOS TO AVERAGE NET ASSETS:
Expenses......................     0.63%    0.65%    0.70%    0.69%     0.67%     0.62%     0.56%    0.56%    0.61%    0.63%
Net investment income.........     5.02%    5.28%    3.02%    2.67%     4.03%     6.41%     7.91%    8.66%    6.77%    5.74%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................  $11,389  $10,359   $8,492   $7,959    $9,214   $10,811   $11,902  $10,734   $8,056   $6,965

------------
+ Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

THE FUND AND ITS MANAGEMENT

--------------------------------------------------------------------------------

    Dean Witter Liquid Asset Fund Inc. (the "Fund") is an open-end diversified management investment company incorporated in Maryland on September 3, 1974.

    Dean Witter InterCapital Inc. ("InterCapital" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a balanced financial services organization providing a broad range of nationally marketed credit and investment products.


    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies, thirty of which are listed on the New York Stock Exchange, with combined assets of approximately $83.6 billion as of September 30, 1996. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $2.9 billion at such date.


    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to provide the aforementioned administrative services to the Fund. The Fund's Board of Directors reviews the various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily at an annual rate of 0.50% of the daily net assets of the Fund up to $500 million, scaled down at various asset levels to 0.248% on assets over $17.5 billion. For the fiscal year ended August 31, 1996, the Fund accrued total compensation to the Investment Manager amounting to 0.28% of the Fund's average daily net assets and the Fund's total expenses amounted to 0.63% of the Fund's average daily net assets.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    The investment objectives of the Fund are high current income, preservation of capital and liquidity. The investment objectives may not be changed without approval of the Fund's shareholders. The Fund seeks to achieve its objectives by investing in the following money market instruments:

    U.S.GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bankwatch, Inc. Their rating criteria are described in the Appendix to the Fund's Statement of Additional Information.

    The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the Fund's portfolio. However, in accordance with procedures adopted by the Fund's Board of Directors pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such downgraded securities, which analysis will be reported to the Directors who will, in turn, determine whether the securities continue to present minimal credit risks to the Fund.

    The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    Subject to the foregoing requirements, the Fund may invest in commercial paper which has been issued pursuant to the "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Management considers such legally restricted but readily marketable commercial paper to be liquid. However, pursuant to procedures approved by the Board of Directors of the Fund, if a particular investment in such commercial paper is determined to be illiquid, that investment will be included within the 10% limitation on illiquid investments (see "Investment Restrictions"). If at any time the Fund's investments in illiquid securities exceed 10% of the Fund's total assets, the Fund will attempt to dispose of illiquid securities in an orderly fashion to reduce the Fund's holdings in such securities to less than 10% of its total assets.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine whether the full value of the collateral, as specified in the agreement, has not decreased below the repurchase price plus accrued interest. If such decrease occurs, additional collateral will be requested, and when received, will be added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

    Although the Fund will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

    The Fund is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The Fund will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Fund will not, however, invest in securities that mature in more than thirteen months from the date of purchase (see "Purchase of Fund Shares -- Determination of Net Asset Value"). The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject, as a result of general changes in interest rates, to greater fluctuations in value than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Purchase of Fund Shares--Determination of Net Asset Value"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Fund might have to borrow money and incur interest expense. Either occurrence would adversely impact the amount of daily dividend and could result in a decline in the daily net asset value per share.
The Fund will attempt to minimize these risks by investing in longer-term securities when it appears to management that interest rates on such securities are not likely to increase substantially during the period of expected holding, and then only in securities of high quality which are readily marketable. However, there can be no assurance that the Fund will be successful in achieving this or its other objectives.

    The foregoing investment policies are not fundamental and may be changed by the Board of Directors without shareholder vote.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. In addition, the Fund may incur brokerage commissions on transactions conducted through DWR.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

        1. Borrow money, except from banks for
    temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing.

        2. Purchase securities of any issuer,
    except for securities issued by U.S. Government agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the Fund's total assets taken at market value would be invested in such securities.

        3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer. (However, as a non-fundamental policy, the Fund will not invest more than 10% of its total assets in the securities of any one issuer. Futhermore, pursuant to current regulatory requirements, the Fund may only invest more than 5% of its total assets in the securities of a single issuer (and only with respect to one issuer at a time) for a period of not more than three business days and only if the securities have received the highest quality rating by at least two NRSROs.)

        4. Purchase any securities, other than
obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

        5. Purchase any securities, other than
    obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

        6. Invest more than 10% of its total assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of this restriction, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered illiquid if they are determined to be liquid under procedures adopted by the Fund's Board of Directors.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    The Fund offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Fund and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by DWR and other dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048. The offering price of the shares will be at their net asset value next determined (see "Determination of Net Asset Value" below) after receipt of a purchase order and acceptance by the Fund's transfer agent, Dean Witter Trust Company (the "Transfer Agent"), in proper form and accompanied by payment in Federal Funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank) available to the Fund for investment. Shares commence earning income on the day following the date of their purchase. Stock certificates will not be issued unless requested in writing by the shareholder.

    To initiate purchase by mail or wire, a completed Investment Application (contained in the Prospectus) must be sent to the Transfer Agent at P.O. Box 1040, Jersey City, NJ 07303. Checks should be made payable to Dean Witter Liquid Asset Fund Inc. and sent to Dean Witter Trust Company at the above address. Purchases by wire must be preceded by a call to the Transfer Agent advising it of the purchase (see Investment Application or the front cover of this Prospectus for the telephone number) and must be wired to The Bank of New York, for credit to account of Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey, Account No. 8900188413. Wire purchase instructions must include the name of the Fund and the shareholder's account number. Purchases made by check are normally effective within two business days for checks drawn on Federal Reserve System member banks, and longer for most other checks. Wire purchases received by the Transfer Agent prior to 12:00 noon, New York time, are normally effective that day and wire purchases received after 12:00 noon, New York time, are normally effective the next business day. Initial investments must be at least $5,000, although the Fund, at its discretion, may accept initial investments of smaller amounts, not less than $1,000. The minimum initial investment under an Individual Retirement Account or Qualified Retirement Plan for which the Transfer Agent acts as custodian or trustee is $1,000. Subsequent investments must be $100 or more and may be made through the Transfer Agent. In case of investments pursuant to Systematic Payroll Deduction Plans (including Individual Retirement Plans), the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $5,000. The Fund and the Distributor reserve the right to reject any purchase order.

    Sales personnel of a Selected Broker-Dealer are compensated for shares of the Fund sold by them by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise.

    Orders for the purchase of Fund shares placed by customers through DWR or another Selected Broker-Dealer with payment in clearing house funds will be transmitted to the Fund with payment in Federal Funds on the business day following the day the order is placed by the customer with DWR or another Selected Broker-Dealer. Investors desiring same day effectiveness should wire Federal Funds directly to the Transfer Agent. An order procedure exists pursuant to which customers of DWR or other Selected Broker-Dealers can, upon request:
(a) have the proceeds from the sale of listed securities invested in shares of the Fund on the day following the day the customer receives such proceeds in his or her DWR or other Selected Broker-Dealer securities account; and (b) pay for the purchase of certain listed securities by automatic liquidation of Fund shares owned by the customer. In addition, there is an automatic purchase procedure whereby consenting DWR or other Selected Broker-Dealer customers who are shareholders of the Fund will have free credit cash balances in their DWR or other Selected Broker-Dealer securities accounts as of the close of business (4:00 p.m., New York time) on the last business day of each week (where such balances do not exceed $5,000) automatically invested in shares of the Fund the next following business day. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts at DWR or other Selected Broker-Dealers will not have any of such funds invested in the Fund until the business day after the customer places an order with DWR or other Selected Broker-Dealer to purchase shares of the Fund and will not receive the daily dividend which would have been received had such funds been invested in the Fund on the day the order was placed with DWR or other Selected Broker-Dealer. Accordingly, DWR or other Selected Broker-Dealers may have the use of such free credit balances during such period.

PLAN OF DISTRIBUTION
    In accordance  with  a  Plan  of  Distribution  between  the  Fund  and  the
Distributor  pursuant  to  Rule  12b-1  under  the  Act,  certain  services  and activities in connection with the distribution of the Fund's shares are reimbursable expenses. The principal activities and services which may be
provided  by  the   Distributor,  DWR,   its  affiliates   and  other   Selected
Broker-Dealers under the Plan include: (1) compensation to, and expenses of, DWR's and other Selected Broker-Dealers' account executives and other employees including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and
(5) providing  advertising and  promotional  activities, including  direct  mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services will be made in monthly payments by the Fund, which will in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets. For the fiscal year ended August 31, 1996, the fee paid was accrued at the annual rate of 0.10 of 1% of the Fund's average daily net assets. Expenses incurred pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Fund is determined as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Fund, subtracting its liabilities and dividing by the number of shares outstanding. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    The Fund utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00 although there can be no assurance that the $1.00 net asset value will be maintained.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available for shareholders who own or purchase shares of the Fund having a minimum value of at least $5,000. The plan provides for monthly or quarterly (March, June, September, December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholders' DWR or other Selected Broker-Dealer brokerage account, within five days after the date of the redemption. A shareholder wishing to make this election should do so on the Investment Application. The withdrawal plan may be terminated at any time by the Fund.

    TARGETED DIVIDENDS. In states where it is legally permissible, shareholders may elect to have all shares of the Fund earned as a result of dividends paid in any given month redeemed as of the end of the month and invested in shares of any other open-end investment company for which InterCapital serves as investment manager (collectively, with the Fund, the "Dean Witter Funds"), other than Dean Witter Liquid Asset Fund Inc., at the net asset value per share of the selected Dean Witter Fund determined as of the last business day of the month, without the imposition of any applicable front-end sales charge or without the imposition of any applicable contingent deferred sales charge upon ultimate redemption. All such shares invested will begin to earn dividends, if any, in the selected Dean Witter Fund on the first business day of the succeeding month. Shareholders of the Fund must be shareholders of the Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Dean Witter Fund before entering the program.

    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

    TAX SHELTERED RETIREMENT PLANS. Retirement plans are available for use by the self-employed,

Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

    For further information regarding plan administration, custodial fees and other details, investors should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

    SYSTEMATIC PAYROLL DEDUCTION PLAN. There is also available to employers a Systematic Payroll Deduction Plan by which their employees may invest in the Fund. For further information, investors should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.


    EXCHANGE PRIVILEGE. An "Exchange Privilege", that is, the privilege of exchanging shares of certain Dean Witter Funds for shares of the Fund, exists whereby shares of various Dean Witter Funds which are open-end investment companies sold with either a front-end (at time of purchase) sales charge ("FESC funds") or a contingent deferred (at time of redemption) sales charge ("CDSC funds") may be exchanged for shares of the Fund, Dean Witter U.S. Government Money Market Trust, Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust and Dean Witter New York Municipal Money Market Trust (which five funds are hereinafter called "money market funds"), and for shares of Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund and Dean Witter Intermediate Term U.S. Treasury Trust (which eleven Funds, including the Fund, are referred to herein as the "Exchange Funds"). When exchanging into a money market fund from an FESC fund or a CDSC fund, shares of the FESC fund or the CDSC fund are redeemed at their next calculated net asset value and exchanged for shares of the money market fund at their net asset value determined the following business day. An exchange from an FESC fund or a CDSC fund to an Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. Subsequently, shares of the Exchange Fund received in an exchange for shares of an FESC fund (regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of the other Exchange Funds, FESC funds or CDSC funds (however, shares of CDSC funds, including shares acquired in exchange for (i) shares of FESC funds or (ii) shares of the Exchange Funds which were acquired in exchange for shares of FESC funds, may not be exchanged for shares of FESC funds). Additionally, shares of the Exchange Funds received in an exchange for shares of a CDSC fund (regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of the other Exchange Funds or CDSC funds. Ultimately, any applicable contingent deferred sales charge ("CDSC") will have to be paid upon redemption of shares originally purchased from a CDSC fund. (If shares of the Exchange Funds received in exchange for shares originally purchased from a CDSC fund are exchanged for shares of another CDSC fund having a different CDSC schedule than that of the CDSC fund from which the Exchange Fund shares were acquired, the shares will be subject to the higher CDSC schedule.) During the period of time the shares originally purchased from a CDSC fund remain in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently reexchanged for shares of a CDSC fund, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a CDSC fund are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in a CDSC fund. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares (see "Purchase of Fund Shares -- Plan of Distribution" in the respective Exchange Funds Prospectuses for a description of Exchange Fund distribution fees). Exchanges involving FESC funds or CDSC funds may be made after the shares of the FESC fund or CDSC fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.


    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Adviser, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.

    Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by management to be abusive and contrary to the best interests of the Fund's other shareholders and, at management's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.


    The Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Funds for which shares of the Fund may be exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of the Exchange Funds, TCW/ DW North American Government Income Trust, TCW/DW Income and Growth Fund and TCW/DW Balanced Fund pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice under certain unusual circumstances described in the Statement of Additional Information. Shareholders maintaining margin accounts with DWR are referred to their account executive regarding restrictions on exchanges of shares of the Fund pledged in their margin account.


    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain one and read it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the above Funds pursuant to this Exchange Privilege by contacting their account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free). The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.


    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her DWR or other Selected
Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the Dean Witter Funds in the past.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about the Exchange Privilege.

REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    A shareholder may withdraw all or any of his or her investments at any time, without penalty or charge, by redeeming shares through the Transfer Agent at the net asset value per share next determined (see "Purchase of Fund Shares--Determination of Net Asset Value") after the receipt of a redemption request meeting the applicable requirements as follows (all of which are subject to the General Redemption Requirements set forth below):
1.  BY CHECK

    The Transfer Agent will supply blank checks to any shareholder who has requested them on an Investment Application. The shareholder may make checks payable to the order of anyone in any amount not less than $500 (checks written in amounts under $500 will not be honored by the Transfer Agent). Shareholders must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specifically specified on an Investment Application that all owners are required to sign checks. Only shareholders having accounts in which no stock certificates have been issued will be permitted to redeem shares by check.

    Shares will be redeemed at their net asset value next determined (see "Purchase of Fund Shares -- Determination of Net Asset Value") after receipt by the Transfer Agent of a check which does not exceed the value of the account. Payment of the proceeds of a check will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after receipt of the check used for investment by the Transfer Agent. The Transfer Agent will not honor a check in an amount exceeding the value of the account at the time the check is presented for payment.
2.  BY TELEPHONE OR WIRE INSTRUCTIONS WITH
   PAYMENT TO PREDESIGNATED BANK ACCOUNT

    A shareholder may redeem shares by telephoning or sending wire instructions to the Transfer Agent. Payment will be made by the Transfer Agent to the shareholder's bank account at any commercial bank designated by the shareholder in an Investment Application, by wire if the amount is $1,000 or more and the shareholder so requests, and otherwise by mail. Normally, the Transfer Agent will transmit payment the next business day following receipt of a request for redemption in proper form. Only shareholders having accounts in which no stock certificates have been issued will be permitted to redeem shares by wire instructions.

    DWR and any other participating Selected Broker-Dealers have informed the Distributor and the Fund that, on behalf of and as agent for their customers who are shareholders of the Fund, they will transmit to the Fund requests for redemption of shares owned by their customers. In such cases, the Transfer Agent will wire proceeds of redemptions to DWR's or another Selected Broker-Dealer's bank account for credit to the shareholders' accounts the following business day. DWR and other participating Selected Broker-Dealers have also informed the Distributor and the Fund that they do not charge for this service.

    Redemption instructions must include the shareholder's name and account number and be wired or called to the Transfer Agent:


    -- 800-869-NEWS (toll-free)

    -- Telex No. 125076

3.  BY MAIL

    A shareholder may redeem shares by sending a letter to Dean Witter Trust Company, P.O. Box 983, Jersey City, NJ 07303, requesting redemption and surrendering stock certificates if any have been issued.

    Redemption proceeds will be mailed to the shareholder at his or her registered address or mailed or wired to his or her predesignated bank account, as he or she may request. Proceeds of redemption may also be sent to some other person, as requested by the shareholder.

GENERAL REDEMPTION REQUIREMENTS

    Written requests for redemption must be signed by the registered shareholder(s). If the proceeds are to be paid to anyone other than the registered shareholder(s) or sent to any address other than the shareholder's registered address or predesignated bank account, signatures must be guaranteed by an eligible guarantor acceptable to the

Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor), except in the case of redemption by check. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor. With regard to shares of the Fund acquired pursuant to the Exchange Privilege, any applicable contingent deferred sales charge will be imposed upon the redemption of such shares (see "Purchase of Fund Shares -- Exchange Privilege").

    If shares to be redeemed are represented by a stock certificate, the request for redemption must be accompanied by the stock certificate and a stock assignment form signed by the registered shareholder(s) exactly as the account is registered. Shareholders are advised, for their own protection, to send the stock certificate and assignment form in separate envelopes (if they are being mailed and not hand delivered) to the Transfer Agent. Signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (see above). Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor.

    All requests for redemption should be sent to Dean Witter Trust Company, P.O. Box 983, Jersey City, NJ 07303.

    Generally, the Fund will attempt to make payment for all redemptions within one business day, and in no event later than seven days after receipt of such redemption request in proper form. However, if the shares being redeemed were purchased by check (including a certified or bank cashier's check), payment may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of investment of the check by the Transfer Agent). In addition, the Fund may postpone redemptions at certain times when normal trading is not taking place on the New York Stock Exchange.

    The Fund reserves the right, on sixty days' notice, to redeem at net asset value the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $1,000, or such lesser amount as may be fixed by the Board of Directors.

AUTOMATIC REDEMPTION PROCEDURE

    The Distributor has instituted an automatic redemption procedure which it may utililize to satisfy amounts due by the shareholder maintaining a brokerage account with DWR or another Selected Broker-Dealer as a result of purchases of securities or other transactions in the shareholder's brokerage account. Under this procedure, unless the shareholder elects not to participate by so notifying DWR or other Selected Broker-Dealer, the shareholder's DWR or other Selected Broker-Dealer brokerage account will be scanned each business day prior to the close of business (4:00 p.m., New York time). After application of any cash balances in the account, a sufficient number of Fund shares may be redeemed at the close of business to satisfy any amounts for which the shareholder is obligated to make payment to DWR or another Selected Broker-Dealer. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and DWR or other Selected Broker-Dealer will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of the close of business the preceding business day. Dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed the Fund's net investment income. Dividends from net long-term capital gains, if any, will be paid at least annually. Dividends are declared and automatically reinvested daily in additional full and fractional shares of the Fund (rounded to the last 1/100 of a share) at the net asset value per share at the close of business on that day. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior year.

    Shareholders may instruct the Transfer Agent (in writing) to have their dividends paid out monthly in cash. For such shareholders the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the monthly payment date (which will be no later than the last business day of the month) and the proceeds will be paid to them by check. Shareholders who have requested to receive dividends in cash will normally receive their monthly dividend check during the first ten days of the following month.

    Stock certificates for dividends or distributions will not be issued unless a shareholder requests in writing that a certificate be issued for a specific number of shares.

    TAXES. Because the Fund intends to distribute all of its net investment income and net capital gains, if any, to shareholders and intends to otherwise comply with all of the provisions of Subchapter M of the Internal Revenue Code to continue to qualify as a regulated investment company, it is not expected that the Fund will be required to pay any federal income tax.

    Distributions of net investment income and realized net short-term capital gains, if any, are taxable to shareholders who are required to pay taxes on their income as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of realized net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares. No portion of such distributions will be eligible for the federal dividends received deduction for corporations.

    The Fund advises its shareholders annually as to the federal income tax status of distributions paid during each calendar year. To avoid being subject to a 31% federal withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

CURRENT AND EFFECTIVE YIELD


    From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a given period (which period will be stated in the advertisement). This income is then annualized. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's current yield for the seven days ended August 31, 1996 was 5.04%. The effective annual yield on 5.04% is 5.17%, assuming daily compounding. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of the Fund are of common stock of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.
    Under ordinary circumstances, the Fund is not required, nor does it intend, to hold Annual Meetings of Stockholders. The Directors may call Special Meetings of Stockholders for action by stockholder vote as may be required by the Act or the Fund's By-Laws.


    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics re-quires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty

REMOVE APPLICATION CAREFULLY

                                                         160--
                                                         for office use only

                                                                 DEAN WITTER
                                                                 LIQUID
                                                                 ASSET
                                                                 FUND  [LOGO]
APPLICATION

DEAN WITTER LIQUID ASSET FUND INC.
Send to: Dean Witter Trust Company (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303

----------------------------------------------------------------------------------------------------------------------------------
 INSTRUCTIONS    For assistance in completing this application, telephone Dean Witter Trust Company at (800) 869-NEWS (toll-free).
----------------------------------------------------------------------------------------------------------------------------------
 TO REGISTER
 SHARES               1.
 (please print)         ---------------------------------------------------------------------------------
                            First Name                                Last Name

 -As joint tenants,
  use line 1 & 2      2.
                        ---------------------------------------------------------------------------------
                            First Name                                Last Name
                        (Joint tenants with rights of survivorship unless otherwise specified)


                                                                                   ----------------------
                                                                                   Social Security Number
 -As custodian
  for a minor,
  use lines 1 & 3     3.
                        ---------------------------------------------------------------------------------
                                                        Minor's Name

                                                                           ------------------------------
                      Under the         Uniform Gifts to Minors Act        Minor's Social Security Number
                         State of Residence of Minor
 -In the name of a
  corporation,        4.
  trust,                ---------------------------------------------------------------------------------
  partnership            Name of Corporation, Trust (including trustee name(s)) or Other Organization or other
  institutional
  investors, use
  line 4                ---------------------------------------------------------------------------------


                                                                             ----------------------------
                         If Trust, Date of Trust Instrument:-------------      Tax Identification Number
----------------------------------------------------------------------------------------------------------------------------------


                         ----------------------------------------------------------------------------------

 ADDRESS                 ----------------------------------------------------------------------------------
                         City                               State                                Zip Code
----------------------------------------------------------------------------------------------------------------------------------

TO PURCHASE              / / CHECK (enclosed) $ -------------------- (Make SHARES: Payable to Dean Witter Liquid Asset Fund Inc.)
Minimum Initial          / / WIRE*  On ----          MF* ----
Investment:
$5,000                            (Date)                            (Control
                           number this transaction)

                         ----------------------------------------------------------------------------------
                           Name of Bank                                Branch

                         ----------------------------------------------------------------------------------
                           Address

                         ----------------------------------------------------------------------------------
                           Telephone Number

                         * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS (toll-free).

                         Your bank should wire to:

                         Bank of New York for credit to account of Dean Witter Trust Company

                         Account Number: 8900188413

                         Re: Dean Witter Liquid Asset Fund Inc.

                         Account Of:
                                    -----------------------------------------------------------------------
                                     (Investor's Account as Registered at the Transfer Agent)

                         Control or Account Number:
                                                    -------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL SERVICES
----------------------------------------------------------------------------------------------------------------------------------

                         NOTE: If you are a current shareholder of Dean Witter Liquid Asset Fund Inc., please indicate your fund account number here. [1] [6] [0] -
                                                           ----------------
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS             All dividends will be reinvested daily in additional shares, unless the following option is selected:
                      / / Pay income dividends by check at the end of each month.
----------------------------------------------------------------------------------------------------------------------------------
WRITE YOUR OWN        / / Send an initial supply of checks.
CHECK                 FOR JOINT ACCOUNTS:
                      / / Check this box if all owners are required to sign checks.
----------------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC            / / Systematic Withdrawal Plan ($25 minimum)
WITHDRAWAL            $ ------------------ / / Monthly or / / Quarterly
PLAN                  / / 10th    or / / 25th of Month/Quarter
Minimum               / / Pay shareholder(s) at address of record.
Account Value:        / / Pay to the following: (If this payment option
$5,000                is selected a signature guarantee is required)

                         ----------------------------------------------------------------------------------
                         Name
                         ----------------------------------------------------------------------------------
                         Address
                         ----------------------------------------------------------------------------------
                         City                             State                               Zip Code


PAYMENT TO               / /  Dean Witter Trust Company is hereby authorized to
PREDESIGNATED                 honor telephonic or other instructions, without signature
BANK ACCOUNT                  guarantee, from any person for the redemption of any or all shares of Dean Witter Liquid  Asset Fund Inc. held in
                              my (our) account provided that proceeds are transmitted only to  the  following  bank  account. (Absent its own negligence, neither Dean Witter Liquid Asset Fund Inc. nor Dean Witter Trust
                              333Company shall be liable for any redemption caused by unauthorized instruction(s)):

Bank Account must        -------------------------------------------------   ------------------------------
be in same name as        NAME & BANK ACCOUNT NUMBER                           BANK'S ROUTING TRANSMIT CODE
shares are registered                                                                 (ASK YOUR BANK)

Minimum Amount:          -------------------------------------------------
$1,000                   NAME OF BANK
                         -------------------------------------------------
                         ADDRESS OF BANK
                          (  )
                         -------------------------------------------------
                         TELEPHONE NUMBER OF BANK
----------------------------------------------------------------------------------------------------------------------------------
                                    SIGNATURE AUTHORIZATION
----------------------------------------------------------------------------------------------------------------------------------
                    NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS.  ANY
I. FOR ALL          MODIFICATION  OF  THE  INFORMATION  BELOW  WILL  REQUIRE AN
   ACCOUNTS         AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE  AND
                    EFFECT  UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY THE
                    TRANSFER AGENT.

                    The Transfer Agent is hereby authorized to act as agent for the registered owner of shares of Dean Witter Liquid Asset
                    Fund Inc. (the "Fund") in affecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent.

                    I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of, Dean Witter Liquid Asset Fund Inc. and I(we) further certify my (our) authority to sign and act for and on behalf of the investor.

                    Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

                    Check Applicable Box:

                    / / I am a United States Citizen.   / / I am not a United States Citizen.

                         SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)

Name(s) must be
signed exactly
the same as shown        -------------------------------------------------
on lines 1 to 4
on the reverse           -------------------------------------------------
side of this              SIGNED THIS   DAY OF               , 19  .
application


In addition complete
Section A or B
below
                   FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS

                   The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered  Owner, and any of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power  to sell, assign or transfer securities of the Fund for the Registered Owner and to execute and deliver any instrument  necessary to effectuate  the authority hereby conferred:

                                         NAME/TITLE                               SIGNATURE

                   ----------------------------------------------------------------------------------------

                   ----------------------------------------------------------------------------------------

                   SIGNED THIS     DAY OF         , 19  .


                   The Transfer Agent may, without inquiry, act only upon the instruction of ANY
                   PERSON(S) purporting to be (an) Authorized Person(s) as named in the
                   Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the Transfer Agent having acted upon any instruction reasonably believed genuine.

                   * INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT MAY
                     HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS NAMED ABOVE.

----------------------------------------------------------------------------------------------------------------------------------
SECTION (A)        NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE
CORPORATIONS AND   SEAL IS REQUIRED.
INCORPORATED
ASSOCIATIONS       I, ____________________, Secretary of the Registered Owner, do hereby certify
ONLY.              that at a meeting on _________________ at which a quorum was present
SIGN ABOVE AND     throughout, the Board of Directors of the corporation/the officers of the
COMPLETE THIS      association duly adopted a resolution, which is in full force and effect and
SECTION            in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named Authorized
                   Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the Transfer Agent when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer Agent receives a duly executed amendment to the Certification Form.

SIGNATURE
GUARANTEED**       Witness my hand on behalf of the corporation/association  this ___________ day
(or Corporate      of                         , 19    .
Seal)
                                                         --------------------------------------------------
                                                                                 Secretary**
                   The undersigned officer (other than the Secretary)
                   hereby certifies that the foregoing instrument has
                   been signed by the  Secretary of the  corporation/
                   association.
SIGNATURE
GUARANTEED**                                             --------------------------------------------------
(or Corporate                                               Certifying Officer of the Corporation or
Seal)                                                               Incorporated Association**

----------------------------------------------------------------------------------------------------------------------------------
SECTION (B)        NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
ALL OTHER
INSTITUTIONAL
INVESTORS

SIGNATURE                  ----------------------------------------------------------------------------------------
GUARANTEED**                                                 Certifying
                                              Trustee(s)/General Partner(s)/Other(s)**
SIGN ABOVE AND             ----------------------------------------------------------------------------------------
COMPLETE THIS                                                Certifying
SECTION                                       Trustee(s)/General Partner(s)/Other(s)**

                           Signed this   day of                 ,19

                           ----------------------------------------------------------------------------------------
                            **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIGIBLE GUARANTOR
----------------------------------------------------------------------------------------------------------------------------------
DEALER             Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named
(if any)          applicant(s).
Completion by
dealer only
                   --------------------------------------  -----------------------------------
                   Firm Name                                Office Number-Account
                                                            Number at Dealer--A/E
                                                            Number

                   --------------------------------------  -----------------------------------
                   Address                                  Account Executive's Last
                                                            Name

                   --------------------------------------  -----------------------------------
                   City, State, Zip Code                    Branch Office

-Registered Trademark- 1996 Dean Witter Distributors Inc.

days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    STOCKHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at one of the telephone numbers or at the address set forth on the front cover of this Prospectus.

DEAN WITTER LIQUID ASSET FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD
OF DIRECTORS OF DEAN WITTER LIQUID ASSET FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (appearing on page 3 of this Prospectus) present fairly, in all material respects, the financial position of Dean Witter Liquid Asset Fund Inc. (the "Fund") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 7, 1996

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996


                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATE                         PURCHASE              VALUE
------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (76.6%)
             AUTOMOTIVE - FINANCE (7.7%)
 $ 335,000   Ford Motor Credit Co.
             10/03/96 - 02/04/97.............................     5.46 - 5.57%     $       331,772,439
   547,000   General Motors Acceptance Corp.
             09/13/96 - 02/24/97.............................     5.43 - 5.85              539,882,651
                                                                                   -------------------
                                                                                           871,655,090
                                                                                   -------------------
             BANK HOLDING COMPANIES (14.3%)
   120,000   BankAmerica Corp.
             09/20/96 - 09/26/96.............................         5.48                 119,550,000
   150,000   Chase Manhattan Corp.
             09/05/96 - 10/07/96.............................     5.44 - 5.52              149,647,070
    10,000   Corestates Capital Corp. 09/30/96...............         5.38                   9,956,000
   465,000   Morgan (J.P.) & Co. Inc.
             09/06/96 - 01/03/97.............................     5.21 - 5.61              462,937,883
    50,000   Mellon Financial Co. 02/06/97...................         5.54                  48,809,708
   305,000   NationsBank Corp.
             09/24/96 - 02/28/97.............................     5.42 - 5.75              302,058,096
   220,000   PNC Funding Corp.
             09/06/96 - 10/23/96.............................     5.36 - 5.57              219,058,111
   300,000   Republic New York Corp.
             09/11/96 - 12/13/96.............................     5.37 - 5.65              298,280,931
    15,000   U.S. Bancorp 09/05/96...........................         5.47                  14,988,750
                                                                                   -------------------
                                                                                         1,625,286,549
                                                                                   -------------------
             BANKS - COMMERCIAL (33.7%)
   464,000   Abbey National North America Corp.
             09/16/96 - 02/24/97.............................     5.42 - 5.66              458,561,858
   250,000   ABN-AMRO North America Finance Inc.
             09/03/96 - 12/20/96.............................     5.12 - 5.53              247,285,725
   380,000   Canadian Imperial Holdings Inc.
             09/05/96 - 11/12/96.............................     5.37 - 5.55              377,152,078
   200,000   Commerzbank U.S. Finance Inc.
             10/09/96 - 02/20/97.............................         5.55                 196,812,417
   555,000   Deutsche Bank Financial Inc.
             09/27/96 - 02/03/97.............................     5.36 - 5.66              546,041,353
   542,000   Dresdner U.S. Finance Inc.
             09/19/96 - 02/14/97.............................     5.41 - 5.74              534,744,662
   555,000   National Australia Funding (DE) Inc.
             11/06/96 - 02/27/97.............................     5.40 - 5.56              544,459,365
   145,000   SBC Finance (DE) Inc. 12/27/96..................         5.64                 142,395,478
   545,000   Toronto-Dominion Holdings USA Inc.
             09/10/96 - 12/24/96.............................     5.14 - 5.56              541,658,826
    50,000   Union Commercial Funding Corp. 11/01/96.........         5.49                  49,539,306
   210,000   Westpac Capital Corp.
             10/08/96 - 01/14/97.............................     5.50 - 5.70              207,235,461
                                                                                   -------------------
                                                                                         3,845,886,529
                                                                                   -------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996, CONTINUED


                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATE                         PURCHASE              VALUE
------------------------------------------------------------------------------------------------------
             BROKERAGE (2.7%)
 $ 215,000   Goldman Sachs Group L.P.
             10/08/96 - 10/24/96.............................     5.53 - 5.54%     $       213,419,347
    95,000   Morgan Stanley Group, Inc.
             10/15/96 - 11/25/96.............................     5.35 - 5.38               94,098,375
                                                                                   -------------------
                                                                                           307,517,722
                                                                                   -------------------
             DRUGS (0.3%)
    32,000   Warner-Lambert Co. 10/31/96.....................         5.48                  31,707,200
                                                                                   -------------------
             FINANCE - COMMERCIAL (1.4%)
   160,000   CIT Group Holdings, Inc.
             09/13/96 - 10/22/96.............................     5.39 - 5.52              159,187,865
                                                                                   -------------------
             FINANCE - CONSUMER (6.0%)
   390,000   American Express Credit Corp.
             09/27/96 - 11/29/96.............................     5.36 - 5.43              386,026,111
   125,000   Avco Financial Services Inc.
             10/31/96 - 11/22/96.............................     5.37 - 5.42              123,672,704
    30,000   Beneficial Corp. 12/30/96.......................         5.43                  29,462,558
   145,000   Household Finance Corp.
             10/02/96 - 01/30/97.............................     5.42 - 5.51              143,096,489
                                                                                   -------------------
                                                                                           682,257,862
                                                                                   -------------------
             FINANCE - DIVERSIFIED (5.0%)
   165,000   Associates Corp. of North America
             09/16/96 - 11/25/96.............................     5.36 - 5.43              163,717,456
   417,000   General Electric Capital Corp.
             09/19/96 - 03/03/97.............................     5.25 - 5.63              410,471,919
                                                                                   -------------------
                                                                                           574,189,375
                                                                                   -------------------
             FOODS & BEVERAGES (1.7%)
   100,000   Coca-Cola Co. 10/07/96 - 10/09/96...............     5.44 - 5.54               99,428,542
   100,000   Heinz (H.J.) Co. 12/19/96.......................         5.65                  98,322,500
                                                                                   -------------------
                                                                                           197,751,042
                                                                                   -------------------
             INSURANCE (0.2%)
    20,000   AIG Funding Inc. 03/17/97.......................         5.62                  19,400,500
                                                                                   -------------------
             OFFICE EQUIPMENT (3.3%)
    40,000   Hewlett-Packard Co.
             09/30/96........................................         5.45                  39,821,000
   255,000   IBM Credit Corp.
             09/10/96 - 11/25/96.............................     5.35 - 5.49              253,930,358
    50,000   International Business Machines Corp.
             10/01/96........................................         5.33                  49,772,236
    35,000   Xerox Credit Corp. 12/12/96.....................         5.42                  34,467,261
                                                                                   -------------------
                                                                                           377,990,855
                                                                                   -------------------
             RETAIL (0.3%)
    40,000   Sears Roebuck Acceptance Corp.
             10/07/96 - 10/23/96.............................     5.46 - 5.53               39,736,378
                                                                                   -------------------
             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $8,732,566,967).....................................        8,732,566,967
                                                                                   -------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996, CONTINUED


                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATE                         PURCHASE              VALUE
------------------------------------------------------------------------------------------------------
             SHORT-TERM BANK NOTES (11.3%)
 $ 200,000   Bank of America (Illinois)
             10/08/96 - 10/22/96.............................     5.54 - 5.55%     $       200,000,000
   230,000   F.C.C. National Bank
             09/10/96 - 11/05/96.............................     5.43 - 5.56              230,000,000
    25,000   Fifth Third Bancorp of NW Ohio N.A.
             10/09/96........................................         5.40                  25,000,000
   315,000   First National Bank of Boston
             10/01/96 - 10/30/96.............................     5.38 - 5.42              315,000,000
    50,000   First National Bank of Chicago 11/26/96.........         5.45                  50,000,000
   195,000   First Union National Bank
             09/03/96 - 10/31/96.............................     5.37 - 5.47              195,000,000
   200,000   La Salle National Bank
             09/05/96 - 12/26/96.............................     5.40 - 5.61              200,000,000
    70,000   NationsBank, N.A. (Carolinas)
             09/09/96 - 10/07/96.............................     5.50 - 5.55               70,000,000
                                                                                   -------------------
             TOTAL SHORT-TERM BANK NOTES
             (AMORTIZED COST $1,285,000,000).....................................        1,285,000,000
                                                                                   -------------------
             CERTIFICATES OF DEPOSIT (7.8%)
   280,000   Chase Manhattan Bank (USA)
             09/20/96 - 02/25/97.............................     5.40 - 5.75              280,000,000
   195,000   Mellon Bank, N.A.
             10/16/96 - 12/24/96.............................     5.55 - 5.63              195,000,000
   410,000   Union Bank of California, N.A.
             09/11/96 - 02/05/97.............................     5.40 - 5.78              410,000,000
                                                                                   -------------------
             TOTAL CERTIFICATES OF DEPOSIT
             (AMORTIZED COST $885,000,000).......................................          885,000,000
                                                                                   -------------------
             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (3.5%)
   130,000   Federal Home Loan Banks
             09/18/96 - 12/30/96.............................     5.28 - 5.47              129,210,100
   120,000   Federal National Mortgage Assoc.
             09/18/96 - 10/10/96.............................     5.34 - 5.42              119,461,611
   160,000   U.S. Treasury Bills
             02/06/97 - 03/06/97.............................     5.06 - 5.14              156,302,017
                                                                                   -------------------
             TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
             (AMORTIZED COST $404,973,728).......................................          404,973,728
                                                                                   -------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1996, CONTINUED


                                                                   ANNUALIZED
 PRINCIPAL                     DESCRIPTION                           YIELD
 AMOUNT IN                         AND                             ON DATE OF
 THOUSANDS                    MATURITY DATE                         PURCHASE              VALUE
------------------------------------------------------------------------------------------------------
             BANKERS' ACCEPTANCES (1.3%)
 $  95,000   Chase Manhattan Bank, N.A.
             09/10/96 - 02/13/97.............................     5.37 - 5.69%     $        93,727,418
    52,000   Corestates Bank, N.A.
             10/11/96 - 01/27/97.............................     5.35 - 5.70               51,219,551
                                                                                   -------------------

             TOTAL BANKERS' ACCEPTANCES
             (AMORTIZED COST $144,946,969).......................................          144,946,969
                                                                                   -------------------

             REPURCHASE AGREEMENT (0.1%)
     8,377   The Bank of New York due 09/03/96 (dated
             08/30/96; proceeds $8,382,258; collateralized by
             $8,755,229 Federal Home Loan Mortgage Corp.
             11.00% due 07/25/18 valued at $8,545,037)
             (Identified Cost $8,377,487)....................        5.125                   8,377,487
                                                                                   -------------------

TOTAL INVESTMENTS
(AMORTIZED COST $11,460,865,151) (A)......      100.6%  11,460,865,151

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS....................................       (0.6)     (71,396,501)
                                                -----   --------------

NET ASSETS................................      100.0%  $11,389,468,650
                                                -----   --------------
                                                -----   --------------

---------------------
(a)  Cost is the same for federal income tax purposes.


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996


ASSETS:
Investments in securities, at value
  (amortized cost $11,460,865,151)..........................  $11,460,865,151
Cash........................................................           89,999
Receivable for:
    Interest................................................       22,825,928
    Capital stock sold......................................           33,380
Prepaid expenses and other assets...........................          180,265
                                                              ---------------

     TOTAL ASSETS...........................................   11,483,994,723
                                                              ---------------

LIABILITIES:
Payable for:
    Capital stock repurchased...............................       88,171,043
    Investment management fee...............................        2,586,448
    Plan of distribution fee................................          938,268
Accrued expenses and other payables.........................        2,830,314
                                                              ---------------

     TOTAL LIABILITIES......................................       94,526,073
                                                              ---------------

NET ASSETS:
Paid-in-capital.............................................   11,388,779,903
Accumulated undistributed net investment income.............          688,747
                                                              ---------------

     NET ASSETS.............................................  $11,389,468,650
                                                              ---------------
                                                              ---------------

NET ASSET VALUE PER SHARE,
  11,389,451,097 SHARES OUTSTANDING (25,000,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                        $1.00
                                                              ---------------
                                                              ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1996

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $626,139,047
                                                              ------------

EXPENSES
Investment management fee...................................    30,669,867
Transfer agent fees and expenses............................    26,264,255
Plan of distribution fee....................................    10,716,020
Registration fees...........................................       778,253
Shareholder reports and notices.............................       549,793
Custodian fees..............................................       350,439
Professional fees...........................................        71,169
Directors' fees and expenses................................        16,452
Other.......................................................        91,193
                                                              ------------

     TOTAL EXPENSES.........................................    69,507,441
                                                              ------------

NET INVESTMENT INCOME AND NET INCREASE......................  $556,631,606
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR    FOR THE YEAR
                                                                  ENDED           ENDED
                                                                AUGUST 31,      AUGUST 31,
                                                                   1996            1995
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $  556,631,606  $  497,349,607
Dividends from net investment income........................    (556,625,540)   (497,395,126)
Net increase from capital stock transactions................   1,029,986,565   1,867,938,438
                                                              --------------  --------------

     TOTAL INCREASE.........................................   1,029,992,631   1,867,892,919

NET ASSETS:
Beginning of period.........................................  10,359,476,019   8,491,583,100
                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $688,747 AND $682,681, RESPECTIVELY)....................  $11,389,468,650 $10,359,476,019
                                                              --------------  --------------
                                                              --------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996, CONTINUED

$2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, its affiliates and other dealers who have entered into selected dealer agreements with the Distributor under the Plan: (1) compensation to, and expenses of, account executives of DWR, other employees and selected broker-dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparation, printing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 1996, the distribution fee was accrued at the annual rate of 0.10%.

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1996, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 1996 aggregated $39,035,358,131 and $38,557,393,044, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $2,330,000.

The Fund had an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors/Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1996 included in Directors' fees and expenses in the Statement of Operations amounted to $928. At August 31, 1996, the Fund had an accrued pension liability of $49,402 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                                FOR THE YEAR        FOR THE YEAR
                                                   ENDED               ENDED
                                              AUGUST 31, 1996     AUGUST 31, 1995
                                              ----------------    ----------------
Shares sold................................    31,284,601,651      28,802,984,447
Shares issued in reinvestment of
 dividends.................................       554,968,386         495,919,572
                                              ----------------    ----------------
                                               31,839,570,037      29,298,904,019
Shares repurchased.........................   (30,809,583,472)    (27,430,965,581)
                                              ----------------    ----------------
Net increase...............................     1,029,986,565       1,867,938,438
                                              ----------------    ----------------
                                              ----------------    ----------------

6. FINANCIAL HIGHLIGHTS

See the "Financial Highlights" table on page 3 of this Prospectus.

                        THE DEAN WITTER FAMILY OF FUNDS


MONEY MARKET FUNDS                                     FIXED INCOME FUNDS
Dean Witter Liquid Asset Fund Inc.                     Dean Witter High Yield Securities Inc.
Dean Witter U.S. Government Money Market Trust         Dean Witter Tax-Exempt Securities Trust
Dean Witter Tax-Free Daily Income Trust                Dean Witter U.S. Government Securities Trust
Dean Witter California Tax-Free Daily Income Trust     Dean Witter Federal Securities Trust
Dean Witter New York Municipal Money Market Trust      Dean Witter Convertible Securities Trust
                                                       Dean Witter California Tax-Free Income Fund
EQUITY FUNDS                                           Dean Witter New York Tax-Free Income Fund
Dean Witter American Value Fund                        Dean Witter World Wide Income Trust
Dean Witter Natural Resource Development Securities    Dean Witter Intermediate Income Securities
Inc.                                                   Dean Witter Global Short-Term Income Fund Inc.
Dean Witter Dividend Growth Securities Inc.            Dean Witter Multi-State Municipal Series Trust
Dean Witter Developing Growth Securities Trust         Dean Witter Premier Income Trust
Dean Witter World Wide Investment Trust                Dean Witter Short-Term U.S. Treasury Trust
Dean Witter Value-Added Market Series                  Dean Witter Diversified Income Trust
Dean Witter Utilities Fund                             Dean Witter Limited Term Municipal Trust
Dean Witter Capital Growth Securities                  Dean Witter Short-Term Bond Fund
Dean Witter European Growth Fund Inc.                  Dean Witter High Income Securities
Dean Witter Precious Metals and Minerals Trust         Dean Witter National Municipal Trust
Dean Witter Pacific Growth Fund Inc.                   Dean Witter Balanced Income Fund
Dean Witter Health Sciences Trust                      Dean Witter Hawaii Municipal Trust
Dean Witter Global Dividend Growth Securities          Dean Witter Intermediate Term U.S. Treasury
Dean Witter Global Utilities Fund                      Trust
Dean Witter International SmallCap Fund
Dean Witter Mid-Cap Growth Fund                        DEAN WITTER RETIREMENT SERIES
Dean Witter Balanced Growth Fund                       Liquid Asset Series
Dean Witter Capital Appreciation Fund                  U.S. Government Money Market Series
Dean Witter Information Fund                           U.S. Government Securities Series
Dean Witter Japan Fund                                 Intermediate Income Securities Series
Dean Witter Income Builder Fund                        American Value Series
Dean Witter Special Value Fund                         Capital Growth Series
                                                       Dividend Growth Series
ASSET ALLOCATION FUNDS                                 Strategist Series
Dean Witter Strategist Fund                            Utilities Series
Dean Witter Global Asset Allocation Fund               Value-Added Market Series
ACTIVE ASSETS ACCOUNT PROGRAM                          Global Equity Series
Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust

Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048

BOARD OF DIRECTORS


Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
OFFICERS


Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Dean Witter Trust Company
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.

Dean Witter

Liquid Asset Fund


                                                                      Prospectus
                                                                October 18, 1996

STATEMENT OF ADDITIONAL INFORMATION
                                                    DEAN WITTER
                                                    LIQUID ASSET FUND INC.

OCTOBER 18, 1996


----------------------------------------------------------------------------


    Dean Witter Liquid Asset Fund Inc. (the "Fund") is an open-end diversified management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Fund seeks to achieve its objectives by investing in the following money market instruments: United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, high grade commercial paper, Certificates of Deposit of $100,000 or less of U.S. regulated banks and savings institutions having total assets of less than $1 billion which are fully insured as to principal by the Federal Deposit Insurance Corporation (the interest may not be insured) and high grade corporate obligations maturing in thirteen months or less. (See "Investment Practices and Policies.")


    The Fund is authorized to reimburse for specific expenses incurred in promoting the distribution of the Fund's shares pursuant to a Plan of Distribution with Dean Witter Distributors Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Fund.


    A Prospectus of the Fund dated October 18, 1996, which provides the basic information you should know before investing in the Fund, may be obtained without charge by request of the Fund at its address or at one of the telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., from Dean Witter Reynolds Inc. at any of its branch offices or from any Selected Broker-Dealer. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.


Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048

212-392-2550 or

800-869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3
Directors and Officers.................................................................          6
Investment Practices and Policies......................................................         12
Investment Restrictions................................................................         14
Portfolio Transactions and Brokerage...................................................         15
Purchase of Fund Shares................................................................         16
Redemption of Fund Shares..............................................................         24
Dividends, Distributions and Taxes.....................................................         25
Description of Common Stock............................................................         26
Custodian and Transfer Agent...........................................................         26
Independent Accountants................................................................         27
Reports to Shareholders................................................................         27
Legal Counsel..........................................................................         27
Experts................................................................................         27
Registration Statement.................................................................         27
Financial Statements...................................................................         27
Appendix/Ratings.......................................................................         28

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund was incorporated under Maryland law on September 3, 1974, under the name Standard & Poor's/InterCapital Cash Management Fund, Inc. Its name was changed to Standard & Poor's/InterCapital Liquid Asset Fund, Inc. on May 13, 1975; changed to InterCapital Liquid Asset Fund Inc. on September 1, 1977; changed to Dean Witter/Sears Liquid Asset Fund Inc. on March 21, 1983; and changed to its present name, Dean Witter Liquid Asset Fund Inc., on June 30, 1993.


    As of August 31, 1996 no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


THE INVESTMENT MANAGER

    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and to Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Directors. In addition, Directors of the Fund provide guidance on economic factors and interest rate trends. Information as to these Directors and officers is contained under the caption "Directors and Officers."


    InterCapital  is also  the investment manager  or investment  adviser of the following  investment  companies:  Active  Assets  Money  Trust,  Active  Assets
Tax-Free Trust, Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, InterCapital Income Securities Inc., InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Insured Municipal Income Trust, InterCapital Insured Municipal Securities, InterCapital California Insured Municipal Income Trust, InterCapital Insured California Municipal Securities, InterCapital Quality Municipal Investment Trust, InterCapital Quality Municipal Income Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Tax-Exempt Securities Trust, Dean Witter Dividend Growth Securities Inc., Dean Witter Natural Resource Development Securities Inc., Dean Witter American Value Fund, Dean Witter Developing Growth Securities Trust, Dean Witter U.S. Government Money Market Trust, Dean Witter Variable Investment Series, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter World Wide Income Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, Dean Witter Utilities Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Strategist Fund, Dean Witter Intermediate Income Securites, Dean Witter Capital Growth Securities, Dean Witter Precious Metals and Minerals Trust, Dean Witter New York Municipal Money Market Trust, Dean Witter European Growth Fund Inc., Dean Witter Global Short-Term Income Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Premier Income Trust, Dean Witter Diversified Income Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Global

Utilities Fund, Dean Witter High Income Securities, Dean Witter National Municipal Trust, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Select Dimensions Investment Series, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Information Fund, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, Municipal Income Trust, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.



    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment adviser: TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Balanced Fund, TCW/DW Total Return Trust, TCW/DW Mid-Cap Equity Trust, TCW/DW Global Telecom Trust, TCW/DW Strategic Income Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002 and TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as: (i) sub-adviser to Templeton Global Opportunities Trust, an open-end investment company; (ii) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; and (iii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives and policies.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the services of personnel in connection with the pricing of the Fund's shares and the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund, and the cost of printing (in excess of costs borne by the Fund) and distributing prospectuses and supplements thereto of the Fund used for sales purposes.

    Effective December 31, 1993, pursuant to a Services Agreement between InterCapital and DWSC, DWSC began to provide the administrative services to the Fund which were previously performed directly by InterCapital. On April 17, 1995, DWSC was reorganized in the State of Delaware, necessitating the entry into a new Services Agreement by InterCapital and DWSC on that date. The foregoing internal reorganizations did not result in any change in the nature or scope of the administrative services being provided to the Fund or any of the fees being paid by the Fund for the overall services being performed under the terms of the Agreement.

    Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Fund's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor"), (see

"Purchase of Fund Shares") will be paid by the Fund. The expenses borne by the Fund include, but are not limited to: the distribution fee under the Plan pursuant to Rule 12b-1 (see "Purchase of Fund Shares"); charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of stock certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing, including typesetting, and mailing of proxy statements and reports to shareholders and prospective shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, distribution, withdrawal or redemption options; fees and expenses of legal counsel including counsel to the Directors who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% of the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% of the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% of the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of the daily net assets exceeding $17.5 billion. Total compensation paid to the Investment Manager for the Fund's fiscal years ended August 31, 1994, 1995 and 1996 amounted to $23,750,120, $26,483,251 and $30,669,867, respectively.



    Pursuant to the Agreement, total operating expenses of the Fund are subject to applicable limitations under rules and regulations of states where the Fund is authorized to sell its shares. Therefore, operating expenses are effectively subject to the most restrictive of such limitations as the same may be amended from time to time. Presently, the most restrictive limitation is as follows: If, in any fiscal year, the Fund's total operating expenses, including the investment management fee and the compensation paid to the Investment Manager pursuant to the Plan of Distribution described below, and exclusive of taxes, interest, brokerage fees and extraordinary expenses (to the extent permitted by applicable state securities laws and regulations), exceed 2 1/2% of the first $30,000,000 of average daily net assets, 2% of the next $70,000,000 and 1 1/2% of any excess over $100,000,000, the Investment Manager will reimburse the Fund for the amount of such excess. Such amount, if any, will be calculated daily and credited on a monthly basis. During the fiscal years ended August 31, 1994, 1995 and 1996, the Fund's expenses did not exceed such limitation.


    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

    The Agreement was initially approved by the Board of Directors on October 30, 1992, and by the shareholders of the Fund at a Meeting of Shareholders held on January 12, 1993. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Board of Directors on January 18, 1983 and by the shareholders of the Fund at a Special Meeting of Shareholders held on March 18, 1983, as such prior agreement had been amended, to bring its provisions in connection with the limitations on the Fund's operating expenses imposed by state securities laws and regulations thereunder up to date with current state securities laws, by approval of the shareholders of the Fund on December 18, 1984. The Agreement took effect on June 30, 1993 upon the spin-off by Sears, Roebuck and Co. of its remaining shares of DWDC. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Directors of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).


    Under its terms, the Agreement had an initial term ending April 30, 1994 and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Directors of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Directors"), which vote must be cast in person at a meeting called for the purpose of voting on such approval. At its meeting held on April 17, 1996, the Fund's Board of Directors, including all of the Independent Directors, approved continuation of the Agreement until April 30, 1997.



    The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use, or at any time permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.


DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


    The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital and with the 82 Dean Witter Funds and the 14 TCW/DW Funds are shown below.



        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Michael Bozic (55)                             Chairman  and  Chief  Executive  Officer  of  Levitz  Furniture
Director                                       Corporation (since November, 1995); Director or Trustee of  the
c/o Levitz Furniture Corporation               Dean  Witter  Funds;  formerly  President  and  Chief Executive
6111 Broken Sound Parkway, N.W.                Officer of  Hills  Department Stores  (May,  1991-July,  1995);
Boca Raton, Florida                            formerly variously Chairman, Chief Executive Officer, President
                                               and   Chief   Operating  Officer   (1987-1991)  of   the  Sears
                                               Merchandise Group  of  Sears,  Roebuck  and  Co.;  Director  of
                                               Eaglemark  Financial  Services Inc.,  the United  Negro College
                                               Fund and Weirton Steel Corporation.

        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Charles A. Fiumefreddo* (63)                   Chairman and  Chief  Executive  Officer  and  Director  of  In-
Chairman of the Board,                         terCapital, DWSC and Distributors; Executive Vice President and
President and Chief Executive                  Director  of DWR; Chairman, Director  or Trustee, President and
Officer and Director                           Chief Executive  Officer of  the Dean  Witter Funds;  Chairman,
Two World Trade Center                         Chief  Executive  Officer  and  Trustee  of  the  TCW/DW Funds;
New York, New York                             Chairman and Director  of Dean Witter  Trust Company  ("DWTC");
                                               Director  and/or officer of various DWDC subsidiaries; formerly
                                               Executive Vice President and Director of DWDC (until  February,
                                               1993).
Edwin J. Garn (64)                             Director  or Trustee of the  Dean Witter Funds; formerly United
Director                                       States  Senator  (R-Utah)  (1974-1992)  and  Chairman,   Senate
c/o Huntsman Chemical Corporation              Banking  Committee  (1980-1986);  formerly Mayor  of  Salt Lake
500 Huntsman Way                               City,  Utah  (1971-1974);  formerly  Astronaut,  Space  Shuttle
Salt Lake City, Utah                           Discovery (April 12-19, 1985); Vice Chairman, Huntsman Chemical
                                               Corporation  (since January, 1993);  Director of Franklin Quest
                                               (time management  systems)  and  John  Alden  Financial  Corp.;
                                               Member   of  the   board  of   various  civic   and  charitable
                                               organizations.
John R. Haire (71)                             Chairman of the Audit Committee  and Chairman of the  Committee
Director                                       of  the  Independent  Directors  or  Trustees  and  Director or
Two World Trade Center                         Trustee of  the  Dean  Witter  Funds;  Chairman  of  the  Audit
New York, New York                             Committee  and  Chairman of  the  Committee of  the Independent
                                               Trustees and Trustee of  the TCW/DW Funds; formerly  President,
                                               Council for Aid to Education (1978-1989) and Chairman and Chief
                                               Executive  Officer of Anchor Corporation, an Investment Adviser
                                               (1964-1978);  Director  of   Washington  National   Corporation
                                               (insurance).
Dr. Manuel H. Johnson (47)                     Senior  Partner,  Johnson  Smick  International,  Inc.,  a con-
Director                                       sulting firm;  Koch Professor  of International  Economics  and
c/o Johnson Smick International, Inc.          Director  of  the Center  for Global  Market Studies  at George
1133 Connecticut Avenue, N.W.                  Mason University; Co-Chairman  and a  founder of  the Group  of
Washington, DC                                 Seven  Council  (G7C),  an  international  economic commission;
                                               Director or Trustee of  the Dean Witter  Funds; Trustee of  the
                                               TCW/DW  Funds; Director of NASDAQ  (since June, 1995); Director of Greenwich  Capital Markets,  Inc. (broker-dealer);  formerly
                                               Vice  Chairman of the Board of Governors of the Federal Reserve
                                               System (1986-1990) and Assistant Secretary of the U.S. Treasury
                                               (1982-1986).

Michael E. Nugent (60)                         General Partner, Triumph  Capital, L.P.,  a private  investment
Director                                       partnership  (since  1988);  formerly  Vice  President, Bankers
c/o Triumph Capital, L.P.                      Trust Company and BT Capital Corporation (1984-1988);  Director
237 Park Avenue                                or  Trustee of  the Dean  Witter Funds;  Trustee of  the TCW/DW
New York, New York                             Funds; Director of various business organizations.

        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Philip J. Purcell* (53)                        Chairman of the Board of Directors and Chief Executive  Officer
Director                                       of  DWDC,  DWR  and  Novus Credit  Services  Inc.;  Director of
Two World Trade Center                         InterCapital, DWSC and Distributors; Director or Trustee of the
New York, New York                             Dean Witter  Funds; Director  and/or  officer of  various  DWDC subsidiaries.

John L. Schroeder (66)                         Retired;  Director or Trustee of the Dean Witter Funds; Trustee
Director                                       of the TCW/DW  Funds; Director of  Citizens Utilities  Company;
c/o Gordon Altman Butowsky                     formerly  Executive Vice President and Chief Investment Officer
 Weitzen Shalov & Wein                         of the Home  Insurance Company  (August, 1991-September,  1995)
Counsel to the Independent Directors           and  Chairman  and  Chief  Investment  Officer  of Axe-Houghton
114 West 47th Street                           Management and the Axe-Houghton Funds (April, 1983-June, 1991).
New York, New York

Sheldon Curtis (64)                            Senior  Vice  President,  Secretary  and  General  Counsel   of
Vice President, Secretary                      InterCapital   and  DWSC;  Senior   Vice  President,  Assistant
and General Counsel                            Secretary and Assistant General Counsel of Disributors;  Senior
Two World Trade Center                         Vice  President and  Secretary of DWTC;  Assistant Secretary of
New York, New York                             DWR and Vice  President, Secretary and  General Counsel of  the
                                               Dean Witter Funds and the TCW/ DW Funds.

Jonathan R. Page (50)                          Senior  Vice  President  of  InterCapital;  Vice  President  of
Vice President                                 various Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (50)                          First Vice President  and Assistant  Treasurer of  InterCapital
Treasurer                                      and  DWSC; Treasurer  of the Dean  Witter Funds  and the TCW/DW
Two World Trade Center                         Funds.
New York, New York

------------------------
 *Denotes Directors who are "Interested persons", as defined in the Act.



    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWTC and Director of DWTC, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWTC and Director of DWTC, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of DWTC, Kevin Hurley, Peter M. Avelar and James F. Willison, Senior Vice Presidents of InterCapital, and Patricia A. Cuddy, Vice President of InterCapital, are Vice Presidents of the Fund, and Marilyn K. Cranney and Barry Fink, First Vice Presidents and Assistant General Counsels of InterCapital and DWSC, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Carsten Otto, a Staff Attorney with InterCapital, are Assistant Secretaries of the Fund.



THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES



    The Board of Trustees consists of eight (8) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 82 Dean Witter Funds, comprised of 122 portfolios. As of September 30, 1996, the Dean Witter Funds had total net assets of approximately $78 billion and more than five million shareholders.

    Six Trustees (75% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, DWDC. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the six independent Trustees are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1995, the three Committees held a combined total of fifteen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.



    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.



    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.



DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE



    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.

    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.



    The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and, since July 1, 1996, as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS



    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.



COMPENSATION OF INDEPENDENT TRUSTEES



    The Fund pays each Independent Trustee an annual fee of $1,000 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.



    The following table illustrates the compensation paid to the Fund's Independent Trustees by the Fund for the fiscal year ended August 31, 1996.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,750
Edwin J. Garn.................................................       1,800
John R. Haire.................................................       3,913(1)
Dr. Manuel H. Johnson.........................................       1,750
Michael E. Nugent.............................................       1,750
John L. Schroeder.............................................       1,750


------------------------

(1) Of Mr. Haire's compensation from the Fund, $3,150 was paid to him as Chairman of the Committee of the Independent Trustees ($2,400) and as Chairman of the Audit Committee ($750).

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1995 for services to the 79 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1995. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Schroeder was elected as a Trustee of the TCW/DW Funds on April 20, 1995.



              COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                                        TOTAL
                                                                   FOR SERVICE AS   COMPENSATION
                               FOR SERVICE                          CHAIRMAN OF         PAID
                              AS DIRECTOR OR                       COMMITTEES OF    FOR SERVICES
                               TRUSTEE AND       FOR SERVICE AS     INDEPENDENT          TO
                             COMMITTEE MEMBER     TRUSTEE AND        DIRECTORS/        79 DEAN
                                OF 79 DEAN      COMMITTEE MEMBER    TRUSTEES AND       WITTER
                                  WITTER          OF 11 TCW/DW         AUDIT        FUNDS AND 11
NAME OF INDEPENDENT TRUSTEE       FUNDS              FUNDS           COMMITTEES     TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------
Michael Bozic..............      $126,050           --                 --             $126,050
Edwin J. Garn..............       136,450           --                 --              136,450
John R. Haire..............        98,450           $82,038           $217,350(2)      397,838
Dr. Manuel H. Johnson......       136,450            82,038            --              218,488
Michael E. Nugent..........       124,200            75,038            --              199,238
John L. Schroeder..........       136,450            46,964            --              183,414


------------------------

(2) For the 79 Dean Witter Funds in operation at December 31, 1995. As noted above, on July 1, 1996, Mr. Haire became Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds in addition to continuing to serve in such positions for the Dean Witter Funds.



    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(3) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


------------------------

(3) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended August 31, 1996 and by the 57 Dean Witter Funds (including the Fund) as of December 31, 1995, and the estimated retirement benefits for the Fund's Independent Trustees from the Fund as of August 31, 1996 and from the 57 Dean Witter Funds as of December 31, 1995.



          RETIREMENT BENEFITS FROM THE FUND AND ALL DEAN WITTER FUNDS



                                             FOR ALL ADOPTING FUNDS            RETIREMENT BENEFITS        ESTIMATED ANNUAL
                                     --------------------------------------    ACCRUED AS EXPENSES            BENEFITS
                                          ESTIMATED                                                      UPON RETIREMENT(4)
                                       CREDITED YEARS         ESTIMATED      ------------------------  ----------------------
                                        OF SERVICE AT       PERCENTAGE OF                   BY ALL       FROM      FROM ALL
                                         RETIREMENT           ELIGIBLE         BY THE      ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE             (MAXIMUM 10)        COMPENSATION        FUND         FUNDS       FUND        FUNDS
-----------------------------------  -------------------  -----------------  -----------  -----------  ---------  -----------
Michael Bozic......................              10               50.0%       $     377   $    26,359  $     850  $    51,550
Edwin J. Garn......................              10               50.0              548        41,901        850       51,550
John R. Haire......................              10               50.0              961       261,763      2,296      130,404
Dr. Manuel H. Johnson..............              10               50.0              229        16,748        850       51,550
Michael E. Nugent..................              10               50.0              391        30,370        850       51,550
John L. Schroeder..................               8               41.7              728        51,812        708       42,958


------------------------

(4) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (3) above.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

    REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition is continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Such collateral will consist of Government Securities or "Eligible Securities" (as described below under the caption "How Net Asset Value is Determined") rated in the highest grade by a nationally recognized statistical rating organization (a "NRSRO") whose ratings qualify the collateral security as an Eligible Security. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity or other considerations warrant.

    REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and for purposes other than meeting redemptions may not exceed 5% of the Fund's total assets.


    PRIVATE PLACEMENTS. As discussed in the Prospectus, the Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. The adoption by the Securities and Exchange Commission of Rule 144A, which permits the resale of certain restricted securities to institutional investors, had the effect of broadening and increasing the liquidity of the institutional trading market for securities subject to restrictions on resale to the general public. Section 4(2) commercial paper sold pursuant to Rule 144A is restricted in that it can be resold only to qualified institutional investors. However, since institutions constitute virtually the entire market for such commercial paper, the market for such Section 4(2) commercial paper is, in reality, as liquid as that for other commercial paper. While the Fund generally holds to maturity commercial paper in its portfolio, the advent of Rule 144A has greatly simplified the ability to sell Section 4(2) commercial paper to other institutional investors. Under procedures adopted by the Board of Directors of the Fund, the Fund may purchase
Section 4(2) commercial paper without being subject to the 10% limitation on illiquid investments (see "Investment Restrictions" in the Prospectus) and will be able to utilize Rule 144A to sell that paper to other institutional investors. The procedures require that the Investment Manager consider the following factors in determining that any restricted security eligible for sale pursuant to Rule 144A be considered liquid: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the market place trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Investment Manager will report to the Board on a quarterly basis on all restricted securities held by the Fund with regard to their ongoing liquidity. In the event any Section 4(2) commercial paper or other restricted security held by the Fund is determined to be illiquid by the Board and the Investment Manager, that investment would be included as an illiquid security subject to the 10% limitation on illiquid investments referred to above.


    LENDING OF PORTFOLIO SECURITIES. Subject to Investment Restriction 2 below, the Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. The creditworthiness of firms to which the Fund lends its portfolio securities is monitored on an ongoing basis. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. Loans would be subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended August 31, 1996, the Fund did not lend any of its portfolio securities, and it has no intention of doing so in the foreseeable future.


    VARIABLE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Fund may invest in variable and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on floating rate obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share (see "How Net Asset Value is Determined") and to sell obligations prior to maturity at a price approximating the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the Fund has adopted certain investment restrictions listed below as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund, as defined in the Act. Majority is defined in the Act as the lesser of (a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Fund are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Fund.

    These restrictions provide that the Fund may not:

         1. Purchase any common stocks or other equity securities;

         2. Make  loans to  others,  except through  the  purchase of  the  debt obligations and repurchase agreements referred to under "Investment Practices and Policies" above and "Investment Objectives and Policies" in the Prospectus; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

         3. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

         4. Purchase securities on margin or sell short;

         5. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

         6. Underwrite securities of other issuers;

         7. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads, or combinations thereof;

         8. Participate on a joint or joint and several basis in any securities trading account;

         9. Purchase the securities of any other investment company;

        10. Purchase securities of any issuer for the purpose of exercising control or management; and

        11. Purchase or retain the securities of any issuer if any officer or director of the Fund is an officer or director of such issuer and owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and its Investment Manager together own more than 5% of the securities of such issuer.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject to the general supervision by the Board of Directors, the Investment Manager is responsible for decisions to buy and sell securities for the Fund and arranges for the execution of portfolio security transactions on behalf of the Fund. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. During the Fund's fiscal years ended August 31, 1994, 1995 and 1996, the Fund did not pay any underwriter's discounts on principal transactions or brokerage commissions on agency transactions.



    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro-rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Fund, regarding purchases and sales of securities for its portfolio, is that primary consideration be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not, in every case, benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund did not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Banker's Acceptances) and Commercial Paper. Such transactions will be effected with

DWR only when the price available from DWR is better than that available from other dealers. During its fiscal years ended August 31, 1994, 1995 and 1996, the Fund did not effect any principal transactions with DWR.



    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR. In order for DWR to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by DWR must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow DWR to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested" Directors (as defined in the Act), have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to DWR are consistent with the foregoing standard. The Fund did not pay any brokerage commissions or underwriting discounts to DWR or any other broker-dealer during the fiscal years ended August 31, 1994, 1995 and 1996.


    Portfolio turnover rate is defined as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, it is anticipated that the Fund's policy of investing in securities with remaining maturities of thirteen months or less will not result in a quantifiable portfolio turnover rate. However, because of the short-term nature of the Fund's portfolio securities, it is anticipated that the number of purchases and sales or maturities of such securities will be substantial. Nevertheless, as brokerage commissions are not normally charged on purchases and sales of such securities, the large number of these transactions does not have an adverse effect upon the net yield and net asset value of the shares of the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Fund and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and a wholly-owned subsidiary of DWDC, shares of the Fund are distributed by the Distributor and through certain selected broker-dealers which have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers") at an offering price equal to the net asset value per share next determined following receipt of an effective purchase order (accompanied by Federal Funds). Dealers in the securities markets in which the Fund will invest usually require immediate payment in Federal Funds. Since the payment by a Fund shareholder for his or her other shares cannot be invested until it is converted into and available to the Fund in Federal Funds, the Fund requires such payments to be so available before a share purchase order can be considered effective. All checks submitted for payment are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars in a United States bank.


    The Board of Directors of the Fund, including a majority of the Directors who are not and were not at the time of their vote "interested persons" (as defined in the Act) of either party to the Distribution Agreement (the "Independent Directors"), approved, at its meeting held on October 30, 1992, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. The Distribution Agreement took effect on June 30, 1993 upon the spin-off by Sears, Roebuck and Co. of its remaining shares of DWDC. By its terms, the Distribution Agreement had an initial term ending April 30, 1994 and will continue in effect from year to year thereafter if approved by the Directors. At its meeting held on April 17, 1996, the Fund's Board of Directors, including all of the Independent Directors, approved continuation of the Distribution Agreement until April 30, 1997.

    SHAREHOLDER INVESTMENT ACCOUNT. Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund, maintained by the Fund's Transfer Agent, Dean Witter Trust Company (the "Transfer Agent"). This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a stock certificate. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account directly through the Transfer Agent, the shareholder will be mailed a written confirmation of the transaction.

    DIRECT  INVESTMENTS  THROUGH  TRANSFER  AGENT.    A  shareholder  may   make
additional investments in Fund shares at any time through the Shareholder Investment Account by sending a check payable to Dean Witter Liquid Asset Fund Inc. in any amount, not less than $100, directly to the Transfer Agent. The shares so purchased will be credited to the Shareholder Investment Account.

    ACCOUNT STATEMENTS. All purchases of Fund shares will be credited to the shareholder in a Shareholder Investment Account maintained for the shareholder by the Transfer Agent in full and fractional shares of the Fund (rounded to the nearest 1/100 of a share, with the exception of purchases made through reinvestment of dividends, which are rounded to the last 1/100 of a share). A confirmation will be mailed to the shareholder after each shareholder instituted purchase or redemption transaction effected through the Transfer Agent. A quarterly statement of the account is sent to all shareholders. Share certificates will not be issued unless requested in writing by the shareholder. No certificates will be issued for fractional shares or to shareholders who have elected the checking account, predesignated bank account or systematic withdrawal plan methods of withdrawing cash from their accounts.

    The Fund reserves the right to reject any order for the purchase of its shares. In addition, the offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus under the caption "Exchange Privilege," an Exchange Privilege exists whereby investors who have purchased shares of any of the Dean Witter Funds sold with either a front-end sales charge ("FESC funds") or a contingent deferred sales charge ("CDSC funds") will be permitted, after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days, to redeem all or part of their shares in that fund, have the proceeds invested in shares of the Fund, Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust, Dean Witter New York Municipal Money Market Trust or Dean Witter U.S. Government Money Market Trust (these five funds are hereinafter called "money market funds"), or Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter
Balanced Growth Fund, Dean Witter Balanced Income Fund or Dean Witter Intermediate Term U.S. Treasury Trust (these eleven funds, including the Fund, are referred to herein as the "Exchange Funds"). There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. Subsequently, shares of the Exchange Funds received in an exchange for shares of an FESC fund (regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of the other Exchange Funds, FESC funds or CDSC funds (however, shares of CDSC funds, including shares acquired in exchange of (i) shares of FESC funds or (ii) shares of the Exchange Funds which were acquired in exchange for shares of FESC funds, may not be exchanged for shares of FESC funds.) Additionally, shares of the Exchange Funds received in an exchange for shares of a CDSC fund (regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of the other Exchange Funds or CDSC funds. Ultimately, any applicable contingent deferred sales charge ("CDSC") will have to be paid upon redemption of shares orginally purchased from a CDSC fund. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.

    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)

    When shares of any CDSC fund are exchanged for shares of the Fund or any other Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a CDSC fund. However, in the case of shares of a CDSC fund exchanged into an Exchange Fund on or after April 23, 1990, upon redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the 12b-1 distribution fees incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a CDSC fund from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a CDSC fund are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a CDSC fund. Shares of a CDSC fund acquired in exchange for shares of an FESC fund (or in exchange for shares of other Dean Witter Funds for which shares of an FESC fund have been exchanged) are not subject to any CDSC upon their redemption.

    When shares initially purchased in a CDSC fund are exchanged for shares of another CDSC fund or for shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FESC funds, or for shares of other Dean Witter Funds for which shares of FESC funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. Shares of Dean Witter American Value Fund acquired prior to April 30, 1984, shares of Dean Witter Dividend Growth Securities Inc. and Dean Witter Natural Resource Development Securities Inc. acquired prior to July 2, 1984, and shares of Dean Witter Strategist Fund acquired prior to November 8, 1989 are also considered Free Shares and will be the first Free Shares to be exchanged. After an exchange, all dividends earned on shares in the Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege Account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or
(b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the CDSC fund Prospectus under the caption "Contingent Deferred Sales Charge," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.



    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Adviser, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.


    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's Selected Broker-Dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any Selected Broker-Dealer.

    The Distributor and any Selected Broker-Dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of the shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any Selected Broker-Dealer for any transactions pursuant to this Exchange Privilege.

    Shares of the Fund acquired pursuant to the Exchange Privilege will be held by the Fund's transfer agent in an Exchange Privilege Account distinct from any account of the same shareholder who may have acquired shares of the Fund directly. A shareholder of the Fund will not be permitted to make additional investments in such Exchange Privilege Account, except through the exchange of additional shares of the fund in which the shareholder had initially invested, and the proceeds of any shares redeemed from such Account may not thereafter be placed back into that Account. If such a shareholder desires to make any additional investments in the Fund, a separate account will be maintained for receipt of such investments. The Fund will have additional costs for account maintenance if a shareholder has more than one account with the Fund.

    The Fund also maintains Exchange Privilege Accounts for shareholders who acquired their shares of the Fund pursuant to exchange privileges offered by other investment companies with which the Investment Manager is not affiliated. The Fund also expects to make available such exchange privilege accounts to other investment companies that may hereafter be managed by the Investment Manager.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment is $10,000 for Dean Witter Short-Term U.S. Treasury Trust, although that fund may, in its discretion, accept initial purchases of as low as $5,000, and $5,000 for the Fund, Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust, and Dean Witter New York Municipal Money Market Trust, although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment is $5,000 for Dean Witter Special Value Fund. The minimum initial investment for all other Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.


    The Fund and each of the other Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by any of the Dean Witter Funds, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds, TCW/DW North American Government Income Trust, TCW/DW Income and Growth Fund and TCW/DW Balanced Fund pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist), or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.


    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

PLAN OF DISTRIBUTION

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act between the Fund and the Distributor, the Distributor provides certain services and finances certain activities in connection with the distribution of Fund shares (the "Plan" refers to the Plan and Agreement of Distribution prior to the reorganization described above and to the Plan of Distribution after the reorganization). The Plan was initially approved by the Board of Directors on January 18, 1983 and by the Fund's shareholders on March 18, 1983. The vote of the Board of Directors included a majority of the Directors who are not and were not at the time of their vote interested persons of the Fund (as defined in the Act) and who have and had at the time of their vote no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such Plan.

    The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of DWR's and other Selected Broker-Dealers' account executives and other employees; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    DWR account executives are paid an annual residual commission, currently a gross residual of up to 0.10 of 1% of the current value of the respective accounts for which they are the account executives of record. The "gross residual" is a charge which reflects residual commissions paid by DWR to its account executives and DWR's expenses associated with the servicing of shareholder accounts, including the expenses of operating DWR's branch offices in connection with the servicing of shareholder accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.

    The Fund is authorized to reimburse the Distributor for specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through monthly payments in amounts determined in advance of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursements under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred pursuant to the Plan will be reimbursable under the Plan. In making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Directors review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.

    At their meeting held on October 30, 1992, the Directors of the Fund, including all of the Independent 12b-1 Directors, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that upon the reorganization described above, the share distribution activities theretofore performed by the Fund or for the Fund by DWR were assumed by the Distributor and DWR's sales activities are now performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to the Investment Manager as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other Selected Broker-Dealers (or direct that the Fund pay such entities directly). The Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses.


    The Fund accrued $10,716,020 to the Distributor pursuant to the Plan, for the fiscal year ended August 31, 1996. This is 0.10 of 1% of the Fund's average daily net assets for its fiscal year ended August 31, 1996. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to DWR for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $10,716,020.


    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Directors, and the Directors review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred by the Distributor on behalf of the Fund during such calendar quarter, which report includes: (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Directors' quarterly review of the Plan they considered its continued appropriateness and the level of compensation provided therein.

    The Plan will continue from year to year, provided such continuance is approved annually by a vote of the Directors, including a majority of the Independent 12b-1 Directors. Any amendment to increase materially the maximum amount authorized to be spent under the Plan must be approved by the shareholders of the Fund, and all material amendments to the Plan must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Directors or by a vote of the holders of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the selection or nomination of the Independent 12b-1 Directors is committed to the discretion of the Independent 12b-1 Directors.


    Pursuant to the Plan the Directors were provided, at their meeting held on April 17, 1996, with all the information the Board of Directors deemed necessary to make an informed determination on whether the Plan should be continued. In making their determination to continue the Plan and Agreement until

April 30, 1997, the Directors, including all of the Independent 12b-1 Directors, unanimously arrived at the conclusion that the Plan had benefitted the Fund and also unanimously concluded that, in their judgment, there is a reasonable likelihood that the Plan will continue to benefit the Fund and its shareholders.


    No interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund, as defined in the Act, had any direct or indirect financial interest in the operation of the Plan except to the extent that DWR, the Distributor or the Investment Manager or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

DETERMINATION OF NET ASSET VALUE

    As discussed in the Prospectus, the net asset value of the Fund is determined as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of shares of the Fund. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Fund's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted by Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share;
(b) the procedures include (i) calculation, at such intervals as the Directors determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Directors of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures and the Directors' considerations made pursuant to them and any actions taken upon such consideration; (c) the Board of Directors will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Board of Directors should take such action as it deems appropriate (such as shortening the average portfolio maturity, realizing gains or losses or withholding dividends) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b) (i) is rated in the two highest short-term rating categories by any two NRSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government Securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Directors determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board of Directors determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of any such change.

REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, shares of the Fund may be redeemed at their net asset value at any time. When a redemption is made by check and a check is presented to the Transfer Agent for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily income dividends until the check has cleared.

    A check drawn by a shareholder against his or her other account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds of a check will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

    The Fund reserves the right to suspend redemptions or postpone the date of payment: (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading on that Exchange is restricted or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of the Fund's net asset value is not reasonably practicable, or
(3) for such other periods as the Commission by order may permit for the protection of the Fund's shareholders.

    As discussed in the Prospectus, due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $1,000 or such lesser amounts as may be fixed by the Board of Directors. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of his or her shares is less than $1,000 and allow him or her sixty days to make an additional investment in an amount which will increase the value of his or her account to $1,000 or more before the redemption is processed.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan is available for shareholders who own or purchase shares of the Fund having a minimum value of $5,000, which provides for monthly or quarterly checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent within five days after the date of redemption. The withdrawal plan may be terminated at any time by the Fund.

    Any shareholder who wishes to have payments under the withdrawal plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the withdrawal plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Account Executive or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the withdrawal plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the withdrawal plan account (see "Redemption of Fund Shares" in the Prospectus) at any time. If the number of shares redeemed is greater than the number of shares paid as dividends, such redemptions may, of course, eventually result in liquidation of all the shares in the account. The automatic cash withdrawal method of redemption is not available for shares held in an Exchange Privilege Account.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. As discussed in the Prospectus, the Fund intends to distribute all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of market discount, plus or minus any gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

    The Board of Directors may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders.

    TAXES. The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than one year. Gains or losses on the sale of securities held for one year or less will be short-term capital gains or losses.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term and long-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term gains distributions, which are taxable as long-term capital gains, are not eligible for the dividends received deduction.

    The Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD


    The Fund's current yield for the seven days ended August 31, 1996 was 5.04%. The effective annual yield on this date was 5.17%, assuming daily compounding.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Fund at inception would have grown to $47,666, $238,330 and $476,660, respectively, at August 31, 1996.


DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

    The Fund has an authorized capital of 25 billion shares of common stock with a par value of $.01 per share. All shares are of the same class and are freely transferable. Each outstanding share is entitled to one vote on all matters submitted to a vote of shareholders and to a pro rata share of the Fund's net assets in liquidation and of dividends declared. The Fund may also issue fractional shares.

    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than fifty percent of the shares voting in any election of directors can, if they choose to do so, elect all of the directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a director. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion or sinking rights.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.

    Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares, Dividend Disbursing Agent for payment of dividends and distributions on Fund shares, and Agent for shareholders under various investment plans described herein. Dean Witter Trust Company is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager, and of Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust Company's responsibilities include maintaining shareholder accounts, including providing subaccounting and recordkeeping services for certain retirement accounts; disbursing cash dividends and reinvesting dividends; processing account registration changes; handling purchase and redemption transactions; mailing prospectuses and reports; mailing and tabulating proxies; processing share certificate transactions; and maintaining shareholder records and lists. For these services Dean Witter Trust Company receives a per shareholder account fee.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements together with the report of its independent accountants, will be sent to shareholders each year.

    The Fund's fiscal year ends on August 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Directors.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Sheldon Curtis, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The annual financial statements of the Fund for the year ended August 31, 1996, which are included in the Prospectus and incorporated by reference in this Statement of Additional Information, have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of the Fund for the fiscal year ended August 31, 1996, and the report of the independent accountants thereon, are set forth in the Fund's Prospectus, and are incorporated herein by reference.

APPENDIX
--------------------------------------------------------------------------------

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff applies the modifiers (+) and (-) to the rating Duff-1 in recognition of significant quality differences within the highest tier. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

    The rating TBW-1 is the highest short-term rating assigned by Thomson and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 by Thomson is its second highest rating; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

    Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay interest and repay principal, and differ only in small degrees from issues rated AAA.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa rated bonds. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated AAA by Duff are considered to be of the highest credit quality with negligible risk factors that are only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are judged by Duff to be of high credit quality with strong protection factors; risk is modest but may vary slightly from time to time because of economic conditions. Duff applies modifiers of (+) and (-) to the AA category.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and
Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

    Companies rated A are considered by Thomson to possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to their natural money markets; if weakness or vulnerability exists in any aspect of a company's business, it is entirely mitigated by the strengths of the organization. Companies rated A/B- by Thomson are judged by Thomson to be financially very solid with a favorable track record and no readily apparent weakness; their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

                       DEAN WITTER LIQUID ASSET FUND INC.

                            PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a)  FINANCIAL STATEMENTS
      (1)  Financial statements and schedules, included
           in Prospectus (Part A):                                    Page in
                                                                     Prospectus
                                                                     ----------

          Financial highlights for the years August 31,
          1987, 1988, 1989, 1990, 1991, 1992, 1993,
          1994, 1995 and 1996.........................................   3

          Portfolio of Investments at August 31, 1996.................  17

          Statement of assets and liabilities at
          August 31, 1996.............................................  21

          Statement of operations for the year ended
          August 31, 1996.............................................  22

          Statement of changes in net assets for the
          years ended August 31, 1995 and August 31, 1996.............  23

          Notes to Financial Statements...............................  24


     (2) Financial statements included in the Statement of Additional Information (Part B):

          None

     (3)  Financial statements included in Part C:

          None

   (b)    EXHIBITS:


8.     --       Amendment to the Custodian Agreement between the
                Registrant and The Bank of New York

11.    --       Consent of Independent Accountants

16.    --       Schedules for Computation of Performance Quotation

27.    --       Financial Data Schedule

       -------------------------------------
       All other exhibits previously filed and incorporated by reference.

Item 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                      None

Item 26.         NUMBER OF HOLDERS OF SECURITIES.

           (1)                                   (2)
                                     Number of Record Holders
     Title of Class                    at October 1, 1996
     --------------                  ------------------------

Shares of Common Stock                       1,634,887

Item 27.         INDEMNIFICATION

                 Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

                 The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

                 Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.


Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
                 See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

                 The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust
(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust

 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust
(31) Dean Witter Premier Income Trust
(32) Dean Witter Short-Term U.S. Treasury Trust
(33) Dean Witter Diversified Income Trust
(34) Dean Witter U.S. Government Money Market Trust
(35) Dean Witter Global Dividend Growth Securities
(36) Active Assets California Tax-Free Trust
(37) Dean Witter Natural Resource Development Securities Inc.
(38) Active Assets Government Securities Trust
(39) Active Assets Money Trust
(40) Active Assets Tax-Free Trust
(41) Dean Witter Limited Term Municipal Trust
(42) Dean Witter Variable Investment Series
(43) Dean Witter Value-Added Market Series
(44) Dean Witter Global Utilities Fund
(45) Dean Witter High Income Securities
(46) Dean Witter National Municipal Trust
(47) Dean Witter International SmallCap Fund
(48) Dean Witter Mid-Cap Growth Fund
(49) Dean Witter Select Dimensions Investment Series
(50) Dean Witter Balanced Growth Fund
(51) Dean Witter Balanced Income Fund
(52) Dean Witter Hawaii Municipal Trust
(53) Dean Witter Capital Appreciation Fund
(54) Dean Witter Intermediate Term U.S. Treasury Trust
(55) Dean Witter Information Fund
(56) Dean Witter Japan Fund
(57) Dean Witter Income Builder Fund
(58) Dean Witter Special Value Fund

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust
 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
 (10)TCW/DW Strategic Income Trust

CLOSED-END INVESTMENT COMPANIES
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003
 (4) TCW/DW Emerging Markets Opportunities Trust


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

Charles A. Fiumefreddo        Executive Vice President and Director of Dean
Chairman, Chief               Witter Reynolds Inc. ("DWR"); Chairman, Chief
Executive Officer and         Executive Officer and Director of Dean Witter
Director                      Distributors Inc. ("Distributors") and Dean
                              Witter Services Company Inc. ("DWSC"); Chairman and Director of Dean Witter Trust Company
                              ("DWTC"); Chairman, Director or Trustee, President and Chief Executive Officer of the Dean Witter
                              Funds and Chairman, Chief Executive Officer and
                              Trustee of the TCW/DW Funds; Formerly Executive
                              Vice President and Director of Dean Witter,
                              Discover & Co. ("DWDC"); Director and/or officer of various DWDC subsidiaries.

Philip J. Purcell             Chairman, Chief Executive Officer and Director of
Director                      of DWDC and DWR; Director of DWSC and
                              Distributors; Director or Trustee of the Dean
                              Witter Funds; Director and/or officer of various
                              DWDC subsidiaries.

Richard M. DeMartini          Executive Vice President of DWDC; President and
Director                      Chief Operating Officer of Dean Witter Capital;
                              Director of DWR, DWSC, Distributors and DWTC;
                              Trustee of the TCW/DW Funds; Member (since
                              January, 1993) and Chairman (since January,
                              1995) of the Board of Directors of NASDAQ.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

James F. Higgins              Executive Vice President of DWDC; President and
Director                      Chief Operating Officer of Dean Witter Financial;
                              Director of DWR, DWSC, Distributors and DWTC.

Thomas C. Schneider           Executive Vice President and Chief Financial
Executive Vice                Officer of DWDC, DWR, DWSC and Distributors;
President, Chief              Director of DWR, DWSC and Distributors.
Financial Officer and
Director

Christine A. Edwards          Executive Vice President, Secretary and General
Director                      Counsel of DWDC and DWR; Executive Vice President,
                              Secretary and Chief Legal Officer of Distributors;
                              Director of DWR, DWSC and Distributors.

Robert M. Scanlan             President and Chief Operating Officer of DWSC,
President and Chief           Executive Vice President of Distributors;
Operating Officer             Executive Vice President and Director of DWTC;
                              Vice President of the Dean Witter Funds and the
                              TCW/DW Funds.

John Van Heuvelen             President, Chief Operating Officer and Director
Executive Vice                of DWTC.
President

Joseph J. McAlinden           Vice President of the Dean Witter Funds and
Executive Vice President      Director of DWTC.
and Chief Investment
Officer

Sheldon Curtis                Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary and General Counsel of DWSC; Senior Vice
General Counsel and           President, Assistant General Counsel and Assistant
Secretary                     Secretary of Distributors; Senior Vice President
                              and Secretary of DWTC; Vice President, Secretary and General Counsel of the Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar
Senior Vice President         Vice President of various Dean Witter Funds.

Mark Bavoso
Senior Vice President         Vice President of various Dean Witter Funds.

Richard Felegy
Senior Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION


Edward Gaylor
Senior Vice President         Vice President of various Dean Witter Funds.

Robert S. Giambrone
Senior Vice President         Senior Vice President of DWSC, Distributors
                              and DWTC and Director of DWTC; Vice President of the Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta
Senior Vice President         Vice President of various Dean Witter Funds.

Kenton J. Hinchcliffe
Senior Vice President         Vice President of various Dean Witter Funds.

Kevin Hurley
Senior Vice President         Vice President of various Dean Witter Funds.

Jenny Beth Jones              Vice President of Dean Witter Special Value Fund.
Senior Vice President

John B. Kemp, III             Director of the Provident Savings Bank, Jersey
Senior Vice President         City, New Jersey.

Anita Kolleeny
Senior Vice President         Vice President of various Dean Witter Funds.

Jonathan R. Page
Senior Vice President         Vice President of various Dean Witter Funds.

Ira N. Ross
Senior Vice President         Vice President of various Dean Witter Funds.

Rochelle G. Siegel
Senior Vice President         Vice President of various Dean Witter Funds.

Paul D. Vance
Senior Vice President         Vice President of various Dean Witter Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison
Senior Vice President         Vice President of various Dean Witter Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

Ronald J. Worobel
Senior Vice President         Vice President of various Dean Witter Funds.

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          DWSC, Assistant Treasurer of Distributors;
and Assistant                 Treasurer and Chief Financial Officer of the
Treasurer                     Dean Witter Funds and the TCW/DW Funds.

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of DWSC; Assistant
and Assistant Secretary       Secretary of the Dean Witter Funds and the TCW/DW
                              Funds.

Barry Fink                    First Vice President and Assistant Secretary of
First Vice President          DWSC; Assistant Secretary of the Dean Witter
and Assistant Secretary       Funds and the TCW/DW Funds.

Michael Interrante            First Vice President and Controller of DWSC;
First Vice President          Assistant Treasurer of Distributors;First Vice
and Controller                President and Treasurer of DWTC.


Robert Zimmerman
First Vice President

Joan Allman
Vice President

Joseph Arcieri
Vice President                Vice President of various Dean Witter Funds.

Kirk Balzer
Vice President                Vice President of various Dean Witter Funds.

Douglas Brown
Vice President

Philip Casparius
Vice President

Thomas Chronert
Vice President

Rosalie Clough
Vice President

Patricia A. Cuddy
Vice President                Vice President of various Dean Witter Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

B. Catherine Connelly
Vice President

Salvatore DeSteno
Vice President                Vice President of DWSC.

Frank J. DeVito
Vice President                Vice President of DWSC.

Dwight Doolan
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Deborah Genovese
Vice President

Peter W. Gurman
Vice President

John Hechtlinger
Vice President

Peter Hermann
Vice President                Vice President of various Dean Witter Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

David Johnson
Vice President

Christopher Jones
Vice President

James Kastberg
Vice President

Stanley Kapica
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

Michael Knox
Vice President                Vice President of various Dean Witter Funds.

Konrad J. Krill
Vice President                Vice President of various Dean Witter Funds.

Paula LaCosta
Vice President                Vice President of various Dean Witter Funds.

Thomas Lawlor
Vice President

Gerard Lian
Vice President                Vice President of various Dean Witter Funds.

LouAnne D. McInnis            Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

David Myers
Vice President

James Nash
Vice President

Richard Norris
Vice President

Anne Pickrell
Vice President                Vice President of Dean Witter Global Short-
                              Term Income Fund Inc.
Hugh Rose
Vice President

Robert Rossetti
Vice President

Ruth Rossi                    Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Carl F. Sadler
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION

Rafael Scolari
Vice President                Vice President of Prime Income Trust.

Peter Seeley                  Vice President of Dean Witter World
Vice President                Wide Income Trust.

Jayne M. Stevlingson
Vice President                Vice President of various Dean Witter Funds.

Kathleen Stromberg
Vice President                Vice President of various Dean Witter Funds.

Vinh Q. Tran
Vice President                Vice President of various Dean Witter Funds.

Alice Weiss
Vice President                Vice President of various Dean Witter Funds.

Item 29.    PRINCIPAL UNDERWRITERS

     (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1)             Dean Witter Liquid Asset Fund Inc.
 (2)             Dean Witter Tax-Free Daily Income Trust
 (3)             Dean Witter California Tax-Free Daily Income Trust
 (4)             Dean Witter Retirement Series
 (5)             Dean Witter Dividend Growth Securities Inc.
 (6)             Dean Witter Global Asset Allocation
 (7)             Dean Witter World Wide Investment Trust
 (8)             Dean Witter Capital Growth Securities
 (9)             Dean Witter Convertible Securities Trust
(10)             Active Assets Tax-Free Trust
(11)             Active Assets Money Trust
(12)             Active Assets California Tax-Free Trust
(13)             Active Assets Government Securities Trust
(14)             Dean Witter Short-Term Bond Fund
(15)             Dean Witter Mid-Cap Growth Fund
(16)             Dean Witter U.S. Government Securities Trust
(17)             Dean Witter High Yield Securities Inc.
(18)             Dean Witter New York Tax-Free Income Fund
(19)             Dean Witter Tax-Exempt Securities Trust
(20)             Dean Witter California Tax-Free Income Fund
(21)             Dean Witter Limited Term Municipal Trust
(22)             Dean Witter Natural Resource Development Securities Inc.
(23)             Dean Witter World Wide Income Trust
(24)             Dean Witter Utilities Fund
(25)             Dean Witter Strategist Fund

(26)             Dean Witter New York Municipal Money Market Trust
(27)             Dean Witter Intermediate Income Securities
(28)             Prime Income Trust
(29)             Dean Witter European Growth Fund Inc.
(30)             Dean Witter Developing Growth Securities Trust
(31)             Dean Witter Precious Metals and Minerals Trust
(32)             Dean Witter Pacific Growth Fund Inc.
(33)             Dean Witter Multi-State Municipal Series Trust
(34)             Dean Witter Federal Securities Trust
(35)             Dean Witter Short-Term U.S. Treasury Trust
(36)             Dean Witter Diversified Income Trust
(37)             Dean Witter Health Sciences Trust
(38)             Dean Witter Global Dividend Growth Securities
(39)             Dean Witter American Value Fund
(40)             Dean Witter U.S. Government Money Market Trust
(41)             Dean Witter Global Short-Term Income Fund Inc.
(42)             Dean Witter Premier Income Trust
(43)             Dean Witter Value-Added Market Series
(44)             Dean Witter Global Utilities Fund
(45)             Dean Witter High Income Securities
(46)             Dean Witter National Municipal Trust
(47)             Dean Witter International SmallCap Fund
(48)             Dean Witter Balanced Growth Fund
(49)             Dean Witter Balanced Income Fund
(50)             Dean Witter Hawaii Municipal Trust
(51)             Dean Witter Variable Investment Series
(52)             Dean Witter Capital Appreciation Fund
(53)             Dean Witter Intermediate Term U.S. Treasury Trust
(54)             Dean Witter Information Fund
(55)             Dean Witter Japan Fund
(56)             Dean Witter Income Builder Fund
(57)             Dean Witter Special Value Fund
 (1)             TCW/DW Core Equity Trust
 (2)             TCW/DW North American Government Income Trust
 (3)             TCW/DW Latin American Growth Fund
 (4)             TCW/DW Income and Growth Fund
 (5)             TCW/DW Small Cap Growth Fund
 (6)             TCW/DW Balanced Fund
 (7)             TCW/DW Total Return Trust
 (8)             TCW/DW Mid-Cap Equity Trust
 (9)             TCW/DW Global Telecom Trust
 (10)            TCW/DW Strategic Income Trust

(b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

                                              Positions and
                                              Office with
Name                                          Distributors
----                                          -------------
Fredrick K. Kubler                           Senior Vice President, Assistant
                                             Secretary and Chief Compliance
                                             Officer.


Michael T. Gregg                             Vice President and Assistant
                                             Secretary.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 31.    MANAGEMENT SERVICES

        Registrant is not a party to any such management-related service contract.


Item 32.    UNDERTAKINGS

            None.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of October, 1996.

                                          DEAN WITTER LIQUID ASSET FUND INC.

                                       By      /s/ Sheldon Curtis
                                          ----------------------------------
                                                   Sheldon Curtis
                                           Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                     Date
     ----------                    -----                     ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Director and Chairman
By  /s/ Charles A. Fiumefreddo                             10/16/96
    ----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                   10/16/96
    ----------------------------
        Thomas F. Caloia

(3) Majority of the Directors

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell


By  /s/ Sheldon Curtis                                     10/16/96
    ----------------------------
      Sheldon Curtis
        Attorney-in-Fact

    Michael Bozic
    Edwin J.Garn
    John R. Haire
    Manuel H. Johnson
    Michael E. Nugent
    John L. Schroeder

By  /s/ David M. Butowsky                                 10/16/96
    ----------------------------
      David M. Butowsky
        Attorney-in-Fact

                       DEAN WITTER LIQUID ASSET FUND INC.

                                  EXHIBIT INDEX


     Exhibit No.                   Description
     -----------                   -----------


          8.    -   Amendment to the Custody Agreement between
                    the Registrant and The Bank of New York

         11.    -   Consent of Independent Accountants

         16.    -   Schedules for Computation of Performance
                    Quotations

         27.    -   Financial Data Schedule


      All other exhibits previously filed and incorporated by reference.